UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds
(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654
(Address of principal executive offices) (Zip code)

Marc L. Collins
325 N. LaSalle Street, Suite 645
Chicago, IL 60654
(Name and address of agent for service)

Registrant's telephone number, including area code: 312-832-1440

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1‑5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED‐END FUNDS ‐ 73.45%
268,587	Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	$3,021,604
1,454,715	Adams Diversified Equity Fund, Inc.	18,489,428
156,082	Advent Claymore Convertible Securities and Income Fund II	917,762
231,863	AllianceBernstein National Municipal Income Fund, Inc.	3,065,229
415,977	AllianzGI Equity & Convertible Income Fund	7,662,296
370,259	AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	4,668,966
1,799,032	Alpine Total Dynamic Dividend Fund	13,636,663
137,286	Apollo Tactical Income Fund, Inc.	2,122,442
204,175	Avenue Income Credit Strategies Fund	2,742,274
1,110,445	BlackRock Credit Allocation Income Trust	14,402,472
224,922	BlackRock Debt Strategies Fund, Inc.	2,550,615
1,257,959	BlackRock Global Opportunities Equity Trust	14,554,586
349,804	BlackRock Multi‐Sector Income Trust	5,764,770
188,423	BlackRock Resources & Commodity Strategy Trust	1,558,258
287,278	Blackstone/GSO Long‐Short Credit Income Fund	4,573,466
347,077	Blackstone/GSO Strategic Credit Fund	5,324,161
1,478,531	Boulder Growth & Income Fund, Inc.	13,218,067
1,020,704	CBRE Clarion Global Real Estate Income Fund	7,451,139
737,465	Central Fund of Canada Ltd. ‐ Class A	8,325,980
964,564	Clough Global Equity Fund(a)	10,735,597
3,043,225	Clough Global Opportunities Fund(a)	27,236,864
63,903	Deutsche Strategic Income Trust	759,807
499,412	Eaton Vance Limited Duration Income Fund	6,851,933
225,716	Eaton Vance Short Duration Diversified Income Fund	3,128,424
406,083	First Trust High Income Long/Short Fund	6,529,815
431,555	Franklin Limited Duration Income Trust	5,195,922
341,997	General American Investors Co., Inc.	10,663,466
261,204	Invesco Dynamic Credit Opportunities Fund	3,212,809
135,840	Invesco Municipal Trust	1,665,398
441,917	Legg Mason BW Global Income Opportunities Fund, Inc.	5,227,878
7,373,428	Liberty All Star® Equity Fund	38,046,888
413,480	LMP Capital and Income Fund, Inc.	5,495,149
932,777	MFS Multimarket Income Trust	5,652,629
143,600	Morgan Stanley Emerging Markets Debt Fund, Inc.	1,306,760
408,472	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,928,744
97,372	Neuberger Berman High Yield Strategies Fund, Inc.	1,136,331
1,655,209	Neuberger Berman Real Estate Securities Income Fund, Inc.	8,888,472
222,174	NexPoint Credit Strategies Fund	5,058,902
339,034	Nuveen AMT‐Free Municipal Income Fund	4,522,714
675,203	Nuveen Credit Strategies Income Fund	5,975,547
376,198	Nuveen Dividend Advantage Municipal Fund	5,251,724
142,834	Nuveen Dividend Advantage Municipal Fund 3	2,019,673
256,828	Nuveen Dividend Advantage Municipal Income Fund	3,713,733
376,671	Nuveen Intermediate Duration Quality Municipal Term Fund	4,633,053
471,275	Nuveen Mortgage Opportunity Term Fund	11,343,589
139,446	Nuveen Mortgage Opportunity Term Fund 2	3,229,569
290,131	PIMCO Dynamic Credit Income Fund	5,866,449
105,528	Prudential Global Short Duration High Yield Fund, Inc.	1,571,312
823,112	Royce Micro‐Cap Trust, Inc.	6,716,594
1,895,113	Royce Value Trust, Inc.	25,375,563
1,260,569	Sprott Focus Trust, Inc.	8,748,349
1,822,940	Templeton Global Income Fund	11,812,651
822,013	Tri‐Continental Corp.	18,125,387
558,259	Virtus Global Dividend & Income Fund, Inc.	6,721,438

Shares/Description		Value
483,772	Wells Fargo Multi‐Sector Income Fund	$6,206,795
838,488	Western Asset Emerging Markets Income Fund, Inc.	12,334,158
63,628	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,089,311
1,696,316	Western Asset High Income Opportunity Fund, Inc.	8,464,617
507,352	Zweig Fund, Inc.	6,133,328

TOTAL CLOSED‐END FUNDS (Cost $430,604,241)		443,627,520

BUSINESS DEVELOPMENT COMPANIES ‐1.22%
411,748	American Capital Ltd.(b)	7,378,524

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $5,867,091)		7,378,524

EXCHANGE‐TRADED FUNDS ‐ 8.98%
209,517	Market Vectors® Gold Miners ETF	4,383,096
521,245	PowerShares® FTSE RAFI Emerging Markets Portfolio	9,460,597
170,668	PowerShares® FTSE RAFI US 1000 Portfolio	16,989,999
214,253	Vanguard® FTSE Developed Markets ETF	7,828,805
435,475	Vanguard® FTSE Emerging Markets ETF	15,581,295

TOTAL EXCHANGE‐TRADED FUNDS (Cost $55,400,937)		54,243,792

PREFERRED STOCKS ‐ 0.26%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,576,048

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,576,048

SHORT‐TERM INVESTMENTS ‐ 14.92%

Money Market Fund
90,132,725	State Street Institutional Trust
	(7 Day Yield 0.39%)	90,132,725

TOTAL SHORT‐TERM INVESTMENTS (Cost $90,132,725)		90,132,725

TOTAL INVESTMENTS ‐ 98.83% (Cost $583,449,146)		596,958,609
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS ‐ 0.07%		400,000
OTHER ASSETS IN EXCESS OF LIABILITIES ‐1.10%		6,646,268
NET ASSETS ‐ 100.00%		$604,004,877

(a)	Affiliated company. See Note 6 in the Notes to Quarterly Schedule of Investments.
(b)	Non-income producing security.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund		Notional Amount	Unrealized Appreciation
ReFlow Fund, LLC(a)	Net Asset Value	12/16/2017	2.52	%(b)	$36,000,000	$147,021
						$147,021

(a)	The Fund receives monthly payments based on any positive monthly return of the Reference Asset. The Fund makes payments on any negative monthly return of such Reference Asset.
(b)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.

*	See Note 4 in the Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares/Description		Value
CLOSED‐END FUNDS ‐ 25.71%
1,788,698	Aberdeen Asia‐Pacific Income Fund, Inc.	$8,281,672
315,609	Advent Claymore Convertible Securities and Income Fund	4,633,140
805,025	Advent Claymore Convertible Securities and Income Fund II	4,733,547
408,091	Advent/Claymore Enhanced Growth & Income Fund	3,387,155
295,856	AllianceBernstein National Municipal Income Fund, Inc.	3,911,216
232,546	AllianzGI Diversified Income & Convertible Fund	4,367,214
583,137	Ares Dynamic Credit Allocation Fund, Inc.	8,793,706
204,618	Barings Global Short Duration High Yield Fund	3,934,804
1,744,275	BlackRock Corporate High Yield Fund, Inc.	18,890,498
1,800,786	BlackRock Credit Allocation Income Trust	23,356,194
1,185,775	BlackRock Debt Strategies Fund, Inc.	13,446,689
181,162	BlackRock Floating Rate Income Strategies Fund, Inc.	2,610,544
292,887	BlackRock Limited Duration Income Trust	4,443,096
511,077	BlackRock Multi‐Sector Income Trust	8,422,549
466,359	BlackRock Muni Intermediate Duration Fund, Inc.	6,435,754
826,617	Blackstone/GSO Strategic Credit Fund	12,680,305
276,372	Calamos Convertible Opportunities and Income Fund	2,788,594
586,218	Credit Suisse Asset Management Income Fund, Inc.	1,852,449
155,394	Deutsche Global High Income Fund, Inc.	1,294,432
453,240	Deutsche High Income Opportunities Fund, Inc.	6,531,188
604,704	Deutsche Multi‐Market Income Trust	5,152,078
2,184,617	Eaton Vance Limited Duration Income Fund	29,972,945
856,552	Eaton Vance Senior Income Trust	5,721,767
267,675	Eaton Vance Short Duration Diversified Income Fund	3,709,976
265,855	First Trust Aberdeen Global Opportunity Income Fund	2,966,942
588,167	First Trust High Income Long/Short Fund	9,457,725
329,024	Franklin Limited Duration Income Trust	3,961,449
1,408,846	Invesco Dynamic Credit Opportunities Fund	17,328,806
219,867	Invesco High Income Trust II	3,133,764
264,872	Invesco Municipal Trust	3,247,331
2,228,771	Invesco Senior Income Trust	10,341,497
174,008	Invesco Trust for Investment Grade Municipals	2,218,602
79,825	KKR Income Opportunities Fund	1,279,595
455,821	Legg Mason BW Global Income Opportunities Fund, Inc.	5,392,362
1,021,354	MFS Charter Income Trust	8,701,936
805,672	MFS Multimarket Income Trust	4,882,372
483,942	Morgan Stanley Emerging Markets Debt Fund, Inc.	4,403,872
1,415,943	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,152,311
230,385	Morgan Stanley Income Securities, Inc.	4,133,107
374,040	Neuberger Berman High Yield Strategies Fund, Inc.	4,365,047
134,985	NexPoint Credit Strategies Fund	3,073,608
2,014,073	Nuveen AMT‐Free Municipal Income Fund	26,867,734
1,870,041	Nuveen Credit Strategies Income Fund	16,549,863
989,753	Nuveen Dividend Advantage Municipal Fund	13,816,952
323,305	Nuveen Dividend Advantage Municipal Fund 3	4,571,533
464,427	Nuveen Dividend Advantage Municipal Income Fund	6,715,614
552,059	Nuveen Global High Income Fund	8,827,423
176,687	Nuveen Preferred Income Opportunities Fund	1,738,600
397,954	Nuveen Senior Income Fund	2,702,108
1,558,380	PIMCO Dynamic Credit Income Fund	31,510,444
144,118	Pioneer Floating Rate Trust	1,710,681
922,310	Prudential Global Short Duration High Yield Fund, Inc.	13,733,196
2,892,310	Putnam Premier Income Trust	14,374,781
1,244,514	Templeton Emerging Markets Income Fund	13,577,648

Shares/Description		Value
2,166,040	Templeton Global Income Fund	$14,035,939
385,272	The GDL Fund	3,791,077
187,550	Virtus Global Multi‐Sector Income Fund	2,875,142
259,130	Voya Prime Rate Trust	1,435,580
751,459	Wells Fargo Multi‐Sector Income Fund	9,641,219
45,154	Western Asset Corporate Loan Fund, Inc.	507,983
772,965	Western Asset Emerging Markets Income Fund, Inc.	11,370,315
162,856	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,788,095
2,118,656	Western Asset High Income Opportunity Fund, Inc.	10,572,093
646,500	Western Asset High Yield Defined Opportunity Fund, Inc.	9,723,360
1,032,877	Western Asset/Claymore Inflation‐Linked Opportunities & Income Fund	11,506,250
478,979	Western Asset/Claymore Inflation‐Linked Securities & Income Fund	5,498,679

TOTAL CLOSED‐END FUNDS (Cost $542,233,278)		528,834,147

BUSINESS DEVELOPMENT COMPANIES ‐ 2.39%
1,613,711	American Capital Ltd.(a)	28,917,701
873,660	Brookfield Real Assets Income Fund, Inc.	19,491,355
5,703	Pacific Exploration and Production, Corp.(a)	249,460
23,188	SandRidge Energy, Inc.(a)	546,077

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $45,970,897)		49,204,593

OPEN‐END FUNDS ‐ 1.31%
2,810,407	RiverNorth/Oaktree High Income Fund, Class I(b)	26,837,977

TOTAL OPEN‐END FUNDS (Cost $27,517,420)		26,837,977

PREFERRED STOCKS ‐ 0.78%
84,225	Apollo Commercial Real Estate Finance, Inc., Series A, 8.625%	2,133,840
81,800	Gladstone Investment Corp., 6.250%	2,070,195
128,627	Gladstone Investment Corp., Series C, 6.500%	3,262,238
56,444	Hercules Capital, Inc., 6.250%	1,433,678
125,774	Kayne Anderson MLP Investment Co., Series F, 3.500%	3,184,598
76,371	The GDL Fund, Series B, 3.000%	3,846,807

TOTAL PREFERRED STOCKS (Cost $15,926,774)		15,931,356

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES ‐ 1.03%
232,005	Fifth Street Finance Corp.	6.13%	04/30/2028	5,718,923
147,345	Main Street Capital Corp.	6.13%	04/01/2023	3,789,713
90,923	Medley Capital Corp.	7.13%	03/30/2019	2,307,626
135,503	MVC Capital, Inc.	7.25%	01/15/2023	3,413,321
124,486	THL Credit, Inc.	6.75%	11/15/2021	3,153,230
112,010	THL Credit, Inc.	6.75%	12/30/2022	2,843,934
TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $20,919,571)				21,226,747

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS ‐ 1.61%
Australia ‐ 0.06%
$585,000	Australia & New Zealand Banking Group Ltd.(c)	4.88%	01/12/2021	$632,875
590,000	Westpac Banking Corp.	2.60%	11/23/2020	592,245
75,000	Westpac Banking Corp.	2.00%	08/19/2021	72,787
				1,297,907
Bermuda ‐ 0.05%
600,000	Digicel Group Ltd.(c)	7.13%	04/01/2022	468,372
400,000	Digicel Group Ltd.(d)	7.13%	04/01/2022	312,296
200,000	Inkia Energy Ltd.(d)	8.38%	04/04/2021	208,000
				988,668
Brazil ‐ 0.01%
			Perpetual
100,000	Cosan Overseas Ltd.(e)	8.25%	Maturity	100,200
			Perpetual
1,500,000	OAS Finance Ltd.(c)(e)(f)	8.88%	Maturity	81,000
				181,200
British Virgin Islands ‐ 0.02%
300,000	CNOOC Finance 2011 Ltd.(d)	4.25%	01/26/2021	312,854
	Sinopec Group Overseas Development
200,000	2015 Ltd.(c)	2.50%	04/28/2020	198,697
				511,551
Canada ‐ 0.07%
70,000	Lundin Mining Corp.(c)	7.50%	11/01/2020	74,813
70,000	Open Text Corp.(c)	5.88%	06/01/2026	74,025
135,000	Potash Corp. of Saskatchewan, Inc.	4.00%	12/15/2026	135,927
160,000	Royal Bank of Canada	2.50%	01/19/2021	160,352
1,005,000	The Toronto‐Dominion Bank	1.80%	07/13/2021	972,942
				1,418,059
Cayman Islands ‐ 0.19%
500,000	Agromercantil Senior Trust(c)	6.25%	04/10/2019	515,270
700,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands(d)(g)	3.80%	08/11/2026	657,125
150,000	Bantrab Senior Trust(d)	9.00%	11/14/2020	130,905
400,000	Grupo Aval Ltd.(d)	4.75%	09/26/2022	395,600
823,085	Guanay Finance Ltd.(d)	6.00%	12/15/2020	835,431
600,000	Industrial Senior Trust(c)	5.50%	11/01/2022	578,604
300,000	Industrial Senior Trust(d)	5.50%	11/01/2022	289,302
650,000	Peru Enhanced Pass‐Through Finance Ltd.(d)(h)	0.00%	06/02/2025	522,789
				3,925,026
Chile ‐ 0.06%
400,000	Colbun SA(d)	6.00%	01/21/2020	432,720
550,000	CorpGroup Banking SA(c)	6.75%	03/15/2023	524,634
300,000	Empresa Electrica Guacolda SA(d)	4.56%	04/30/2025	273,728
				1,231,082
Colombia ‐ 0.03%
100,000	Banco GNB Sudameris SA(d)	7.50%	07/30/2022	106,000
200,000	Empresa de Energia de Bogota SA ESP(d)	6.13%	11/10/2021	206,500
200,000	Empresas Publicas de Medellin ESP(d)	7.63%	07/29/2019	224,000
				536,500
Costa Rica ‐ 0.09%
600,000	Banco de Costa Rica(d)	5.25%	08/12/2018	608,220
600,000	Banco Nacional de Costa Rica(d)	4.88%	11/01/2018	606,420

Principal Amount/Description		Rate	Maturity	Value
$400,000	Instituto Costarricense de Electricidad(c)	6.95%	11/10/2021	$418,492
200,000	Instituto Costarricense de Electricidad(d)	6.95%	11/10/2021	209,300
				1,842,432
Curacao ‐ 0.03%
687,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	662,120
Dominican Republic ‐ 0.04%
400,000	Aeropuertos Dominicanos Siglo XXI SA(d)	9.75%	11/13/2019	418,000
300,000	Banco de Reservas de la Republica Dominicana(c)	7.00%	02/01/2023	301,557
200,000	Banco de Reservas de la Republica Dominicana(d)	7.00%	02/01/2023	201,038
				920,595
France ‐ 0.03%
631,000	Orange SA	2.75%	02/06/2019	639,443
Great Britain ‐ 0.08%
320,000	AstraZeneca PLC	2.38%	11/16/2020	318,837
1,188,000	British Telecommunications PLC	5.95%	01/15/2018	1,238,311
107,000	Delphi Automotive PLC	4.25%	01/15/2026	110,834
				1,667,982
India ‐ 0.04%
600,000	Adani Ports & Special Economic Zone Ltd.(d)	3.50%	07/29/2020	597,376
200,000	Export‐Import Bank of India	3.13%	07/20/2021	199,214
				796,590
Ireland ‐ 0.03%
680,000	Shire Acquisitions Investments Ireland DAC	2.88%	09/23/2023	646,529
Israel ‐ 0.06%
600,000	Delek & Avner Tamar Bond Ltd.(c)	4.44%	12/30/2020	612,000
500,000	Israel Electric Corp. Ltd.(c)	5.00%	11/12/2024	521,535
				1,133,535
Japan ‐ 0.05%
665,000	Sumitomo Mitsui Financial Group, Inc.	2.93%	03/09/2021	668,314
310,000	Sumitomo Mitsui Financial Group, Inc.	2.06%	07/14/2021	299,747
				968,061
Luxembourg ‐ 0.06%
655,000	Actavis Funding SCS	2.35%	03/12/2018	658,894
60,000	Camelot Finance SA(c)	7.88%	10/15/2024	62,250
65,000	Intelsat Jackson Holdings SA	5.50%	08/01/2023	44,122
35,000	Intelsat Jackson Holdings SA(c)	8.00%	02/15/2024	36,137
400,000	Minerva Luxembourg SA(c)(e)(g)	8.75%	Perpetual Maturity	412,500
				1,213,903
Malaysia ‐ 0.02%
500,000	Petronas Global Sukuk Ltd.(d)	2.71%	03/18/2020	499,999
Mexico ‐ 0.16%
200,000	Banco Mercantil del Norte SA(d)(g)	5.75%	10/04/2031	186,250
700,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander(d)(g)	5.95%	01/30/2024	715,750
700,000	BBVA Bancomer SA(d)(g)	5.35%	11/12/2029	647,500
200,000	Comision Federal de Electricidad(d)	4.75%	02/23/2027	192,500
300,000	Grupo Elektra SAB de CV	7.25%	08/06/2018	302,400
200,000	Grupo Idesa SA de CV(c)	7.88%	12/18/2020	182,000
200,000	Grupo Idesa SA de CV(d)	7.88%	12/18/2020	182,000
200,000	Nemak SAB de CV(d)	5.50%	02/28/2023	199,500

Principal Amount/Description		Rate	Maturity	Value
$310,000	Petroleos Mexicanos(c)	6.75%	09/21/2047	$293,663
200,000	Petroleos Mexicanos(d)	5.50%	02/04/2019	207,678
300,000	TV Azteca SAB de CV(d)	7.50%	05/25/2018	268,500
				3,377,741
Netherlands ‐ 0.09%
400,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(c)	7.95%	05/11/2026	414,188
250,000	Ajecorp BV(d)	6.50%	05/14/2022	128,750
300,000	CIMPOR Financial Operations BV(c)	5.75%	07/17/2024	251,280
200,000	Marfrig Holdings Europe BV(c)	8.00%	06/08/2023	207,520
80,000	NXP BV / NXP Funding LLC(c)	4.13%	06/01/2021	82,800
455,000	Shell International Finance BV	1.38%	05/10/2019	450,462
235,000	Teva Pharmaceutical Finance Netherlands III BV	2.80%	07/21/2023	222,525
				1,757,525
Panama ‐ 0.15%
447,923	Aeropuerto Internacional de Tocumen SA	5.75%	10/09/2023	469,199
700,000	AES El Salvador Trust II(d)	6.75%	03/28/2023	649,250
400,000	Avianca Holdings SA / Avianca Leasing LLC / Grupo Taca Holdings Ltd.(d)	8.38%	05/10/2020	408,000
300,000	Banco Latinoamericano de Comercio Exterior SA(d)	3.25%	05/07/2020	302,550
647,776	ENA Norte Trust(d)	4.95%	04/25/2023	673,687
600,000	Global Bank Corp.(d)	5.13%	10/30/2019	613,500
				3,116,186
Paraguay ‐ 0.05%
150,000	Banco Regional SAECA(c)	8.13%	01/24/2019	159,187
350,000	Banco Regional SAECA(d)	8.13%	01/24/2019	371,438
400,000	Telefonica Celular del Paraguay SA(d)	6.75%	12/13/2022	409,000
				939,625
Peru ‐ 0.07%
199,580	Abengoa Transmision Sur SA(d)	6.88%	04/30/2043	205,567
180,000	Camposol SA(c)	10.50%	07/15/2021	173,250
200,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	208,000
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	376,250
500,000	Pesquera Exalmar SAA(d)	7.38%	01/31/2020	376,250
				1,339,317
Singapore ‐ 0.06%
400,000	ONGC Videsh Vankorneft Pte Ltd.	3.75%	07/27/2026	380,867
400,000	Oversea‐Chinese Banking Corp. Ltd.(d)(g)	4.00%	10/15/2024	411,022
400,000	United Overseas Bank Ltd.(g)	3.50%	09/16/2026	396,481
				1,188,370
Trinidad/Tobago ‐ 0.01%
300,000	National Gas Co. of Trinidad & Tobago Ltd.(d)	6.05%	01/15/2036	304,500

TOTAL FOREIGN CORPORATE BONDS (Cost $35,401,855)				33,104,446

U.S. CORPORATE BONDS ‐ 3.14%
Advertising ‐ 0.03%
635,000	Omnicom Group, Inc.	3.60%	04/15/2026	628,772
Aerospace/Defense ‐ 0.07%
665,000	Lockheed Martin Corp.	4.70%	05/15/2046	724,822
451,000	The Boeing Co.	6.88%	03/15/2039	637,388

Principal Amount/Description		Rate	Maturity	Value
$110,000	TransDigm, Inc.	6.00%	07/15/2022	$114,950
				1,477,160
Agriculture ‐ 0.03%
635,000	Reynolds American, Inc.	4.00%	06/12/2022	664,277
Apparel ‐ 0.00%(i)
35,000	Levi Strauss & Co.	5.00%	05/01/2025	35,175
Auto Manufacturers ‐ 0.08%
500,000	Ford Motor Co.	7.45%	07/16/2031	627,924
510,000	General Motors Financial Co., Inc.	2.40%	05/09/2019	508,732
345,000	General Motors Financial Co., Inc.	3.20%	07/13/2020	346,078
145,000	General Motors Financial Co., Inc.	3.20%	07/06/2021	143,812
				1,626,546
Auto Parts & Equipment ‐ 0.04%
35,000	Allison Transmission, Inc.(c)	5.00%	10/01/2024	35,438
105,000	American Axle & Manufacturing, Inc.	6.63%	10/15/2022	108,801
55,000	Dana Holding Corp.	5.50%	12/15/2024	56,375
545,000	Delphi Corp.	4.15%	03/15/2024	561,973
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	113,850
				876,437
Banks ‐ 0.47%
495,000	Bank of America Corp.	2.00%	01/11/2018	496,228
505,000	Bank of America Corp.	2.50%	10/21/2022	488,493
655,000	Bank of Montreal	1.90%	08/27/2021	635,326
555,000	BB&T Corp.	2.45%	01/15/2020	559,248
390,000	BB&T Corp.	2.05%	05/10/2021	382,664
960,000	Citigroup, Inc.	2.70%	03/30/2021	957,941
200,000	DBS Bank Ltd.(d)(g)	3.63%	09/21/2022	201,803
300,000	DBS Group Holdings Ltd.(e)(g)	3.60%	12/29/2049	289,656
665,000	JPMorgan Chase & Co.	2.97%	01/15/2023	662,540
665,000	JPMorgan Chase & Co.	4.25%	10/01/2027	683,635
155,000	Morgan Stanley	2.50%	04/21/2021	153,337
355,000	Morgan Stanley	2.63%	11/17/2021	350,784
300,000	Morgan Stanley	3.88%	01/27/2026	303,187
220,000	Morgan Stanley	3.13%	07/27/2026	210,298
655,000	PNC Funding Corp.	3.30%	03/08/2022	673,163
480,000	State Street Corp.	3.55%	08/18/2025	490,193
230,000	State Street Corp.	2.65%	05/19/2026	218,080
730,000	The Goldman Sachs Group, Inc.	2.35%	11/15/2021	709,355
275,000	Wells Fargo & Co.	3.55%	09/29/2025	274,478
465,000	Wells Fargo & Co.	3.00%	04/22/2026	443,624
565,000	Wells Fargo & Co.	3.00%	10/23/2026	537,863
				9,721,896
Beverages ‐ 0.08%
300,000	Anheuser‐Busch InBev Finance, Inc.	4.90%	02/01/2046	323,394
670,000	PepsiCo, Inc.	3.45%	10/06/2046	610,644
195,000	The Coca‐Cola Co.	1.88%	10/27/2020	193,298
455,000	The Coca‐Cola Co.	1.55%	09/01/2021	442,001
				1,569,337
Biotechnology ‐ 0.02%
305,000	Celgene Corp.	3.88%	08/15/2025	309,512
Building Materials ‐ 0.00%(i)
37,000	Builders FirstSource, Inc.(c)	5.63%	09/01/2024	37,324
Chemicals ‐ 0.01%
50,000	Ashland, Inc.	4.75%	08/15/2022	52,062
50,000	PQ Corp.(c)	6.75%	11/15/2022	53,625
				105,687

Principal Amount/Description		Rate	Maturity	Value
Commercial Services ‐ 0.01%
$75,000	Live Nation Entertainment, Inc.(c)	4.88%	11/01/2024	$75,375
100,000	Prime Security Services Borrower LLC / Prime Finance, Inc.(c)	9.25%	05/15/2023	109,125
45,000	Team Health, Inc.(c)	7.25%	12/15/2023	51,300
40,000	The ServiceMaster Co. LLC(c)	5.13%	11/15/2024	40,700
				276,500
Computers ‐ 0.03%
75,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.(c)	7.13%	06/15/2024	83,276
400,000	Hewlett Packard Enterprise Co.	3.60%	10/15/2020	406,976
25,000	Western Digital Corp.(c)	7.38%	04/01/2023	27,562
				517,814
Cosmetics/Personal Care ‐ 0.01%
70,000	Revlon Consumer Products Corp.	5.75%	02/15/2021	70,700
15,000	Revlon Consumer Products Corp.	6.25%	08/01/2024	15,413
				86,113
Diversified Financial Services ‐ 0.20%
635,000	Air Lease Corp.	3.75%	02/01/2022	654,185
645,000	Ally Financial, Inc.	4.13%	03/30/2020	659,512
40,000	Ally Financial, Inc.	4.25%	04/15/2021	40,475
265,000	American Express Credit Corp.	2.25%	08/15/2019	266,456
1,030,000	American Express Credit Corp.	2.25%	05/05/2021	1,017,503
300,000	Credito Real SAB de CV SOFOM ER(c)	7.25%	07/20/2023	306,750
485,000	National Rural Utilities Cooperative Finance Corp.	2.00%	01/27/2020	481,404
35,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.50%	07/01/2021	35,612
659,000	Synchrony Financial	3.00%	08/15/2019	667,656
				4,129,553
Electric ‐ 0.18%
787,000	Berkshire Hathaway Energy Co.	6.50%	09/15/2037	1,026,040
40,000	Calpine Corp.	5.75%	01/15/2025	38,800
230,000	Duke Energy Corp.	3.75%	09/01/2046	207,494
450,000	Duke Energy Progress, Inc.	4.15%	12/01/2044	447,270
315,000	Exelon Corp.	3.40%	04/15/2026	309,235
655,000	Fortis, Inc.(c)	2.10%	10/04/2021	633,169
70,000	NRG Energy, Inc.(c)	7.25%	05/15/2026	70,000
965,000	The Southern Co.	2.45%	09/01/2018	975,132
				3,707,140
Entertainment ‐ 0.01%
35,000	AMC Entertainment Holdings, Inc.(c)	5.88%	11/15/2026	35,875
35,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	36,589
70,000	PNK Entertainment, Inc.(c)	5.63%	05/01/2024	70,350
35,000	Scientific Games International, Inc.(c)	7.00%	01/01/2022	37,712
85,000	WMG Acquisition Corp.(c)	6.75%	04/15/2022	89,888
				270,414
Environmental Control ‐ 0.03%
530,000	Waste Management, Inc.	4.10%	03/01/2045	525,621
Food ‐ 0.14%
70,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(c)	5.75%	03/15/2025	69,475
55,000	JBS USA LLC / JBS USA Finance, Inc.(c)	5.75%	06/15/2025	55,962
640,000	Kraft Heinz Foods Co.	2.00%	07/02/2018	640,275
110,000	Pilgrim's Pride Corp.(c)	5.75%	03/15/2025	110,550
770,000	The Kroger Co.	3.40%	04/15/2022	785,038

Principal Amount/Description		Rate	Maturity	Value
$35,000	TreeHouse Foods, Inc.(c)	6.00%	02/15/2024	$36,838
1,235,000	Tyson Foods, Inc.	3.95%	08/15/2024	1,258,749
				2,956,887
Forest Products & Paper - 0.08%
1,315,000	Georgia-Pacific LLC(c)	3.60%	03/01/2025	1,330,628
290,000	International Paper Co.	3.00%	02/15/2027	273,755
				1,604,383
Gas - 0.00%(i)
35,000	NGL Energy Partners LP / NGL Energy Finance Corp.(c)	7.50%	11/01/2023	36,313
Hand/Machine Tools - 0.01%
105,000	Milacron LLC / Mcron Finance Corp.(c)	7.75%	02/15/2021	108,412
Healthcare-Products - 0.08%
20,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp.(c)	8.13%	06/15/2021	17,450
1,000,000	Thermo Fisher Scientific, Inc.	3.30%	02/15/2022	1,016,144
660,000	Zimmer Biomet Holdings, Inc.	1.45%	04/01/2017	660,192
				1,693,786
Healthcare-Services - 0.16%
75,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	75,375
110,000	Air Medical Merger Sub Corp.(c)	6.38%	05/15/2023	106,150
658,000	Anthem, Inc.	2.30%	07/15/2018	662,440
30,000	Centene Corp.	5.63%	02/15/2021	31,617
75,000	Centene Corp.	4.75%	01/15/2025	73,406
90,000	Envision Healthcare Corp.(c)	6.25%	12/01/2024	95,175
35,000	HCA, Inc.	5.88%	02/15/2026	36,137
660,000	Laboratory Corp. of America Holdings	2.50%	11/01/2018	665,982
495,000	Laboratory Corp. of America Holdings	4.70%	02/01/2045	489,883
45,000	LifePoint Health, Inc.(c)	5.38%	05/01/2024	44,190
100,000	MPH Acquisition Holdings LLC(c)	7.13%	06/01/2024	105,510
35,000	RegionalCare Hospital Partners Holdings, Inc.(c)	8.25%	05/01/2023	35,088
110,000	Select Medical Corp.	6.38%	06/01/2021	110,550
110,000	Tenet Healthcare Corp.	6.75%	06/15/2023	97,075
620,000	UnitedHealth Group, Inc.	4.20%	01/15/2047	625,466
				3,254,044
Holding Companies-Diversified - 0.04%
85,000	Argos Merger Sub, Inc.(c)	7.13%	03/15/2023	86,913
675,000	MUFG Americas Holdings Corp.	1.63%	02/09/2018	672,659
				759,572
Household Products/Wares - 0.01%
35,000	Kronos Acquisition Holdings, Inc.(c)	9.00%	08/15/2023	35,087
100,000	Spectrum Brands, Inc.	5.75%	07/15/2025	104,250
				139,337
Housewares - 0.01%
155,000	Newell Brands, Inc.	3.15%	04/01/2021	157,765
Insurance - 0.08%
855,000	Liberty Mutual Group, Inc.(c)	6.50%	05/01/2042	1,015,426
660,000	TIAA Asset Management Finance Co. LLC(c)	2.95%	11/01/2019	671,522
				1,686,948
Internet - 0.01%
225,000	Amazon.com, Inc.	3.80%	12/05/2024	236,542
Investment Companies - 0.12%
2,500,000	FS Investment Corp.	4.25%	01/15/2020	2,515,422

Principal Amount/Description		Rate	Maturity	Value
Iron/Steel - 0.00%(i)
$75,000	Signode Industrial Group Lux SA / Signode Industrial Group US, Inc.(c)	6.38%	05/01/2022	$75,750
Leisure Time - 0.01%
70,000	NCL Corp. Ltd.(c)	4.75%	12/15/2021	70,132
70,000	Sabre GLBL, Inc.(c)	5.25%	11/15/2023	72,231
105,000	Viking Cruises Ltd.(c)	8.50%	10/15/2022	109,331
				251,694
Lodging - 0.01%
80,000	Hilton Domestic Operating Co. Inc(c)	4.25%	09/01/2024	78,000
75,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp.(c)	6.75%	11/15/2021	76,125
55,000	MGM Resorts International	4.63%	09/01/2026	53,212
70,000	Station Casinos LLC	7.50%	03/01/2021	73,500
				280,837
Machinery-Construction & Mining - 0.01%
95,000	Terex Corp.	6.00%	05/15/2021	97,494
Media - 0.07%
60,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.25%	09/30/2022	62,250
25,000	CCO Holdings LLC / CCO Holdings Capital Corp.(c)	5.13%	05/01/2023	25,813
70,000	Cengage Learning, Inc.(c)	9.50%	06/15/2024	62,475
105,000	Cequel Communications Holdings I LLC /Cequel Capital Corp.(c)	6.38%	09/15/2020	108,413
190,000	Comcast Corp.	4.20%	08/15/2034	194,141
395,000	Comcast Corp.	4.40%	08/15/2035	413,358
40,000	CSC Holdings LLC	5.25%	06/01/2024	39,200
35,000	CSC Holdings LLC(c)	5.50%	04/15/2027	35,525
40,000	Gray Television, Inc.(c)	5.13%	10/15/2024	38,800
60,000	Gray Television, Inc.(c)	5.88%	07/15/2026	59,700
55,000	Nexstar Escrow Corp.(c)	5.63%	08/01/2024	54,725
105,000	Sinclair Television Group, Inc.(c)	5.63%	08/01/2024	107,625
105,000	Sirius XM Radio, Inc.(c)	5.38%	07/15/2026	102,900
110,000	TEGNA, Inc.(c)	4.88%	09/15/2021	112,200
				1,417,125
Metal Fabricate/Hardware - 0.01%
30,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc.(c)	7.38%	12/15/2023	31,593
50,000	Novelis Corp.(c)	6.25%	08/15/2024	53,125
25,000	Novelis Corp.(c)	5.88%	09/30/2026	25,312
				110,030
Miscellaneous Manufacturing - 0.00%(i)
80,000	Gates Global LLC / Gates Global Co.(c)	6.00%	07/15/2022	78,640
Office/Business Equipment - 0.03%
650,000	Xerox Corp.	2.95%	03/15/2017	651,981
Oil & Gas - 0.20%
355,000	Apache Corp.	4.75%	04/15/2043	366,349
230,000	BP Capital Markets PLC	3.02%	01/16/2027	222,126
400,000	BP Capital Markets PLC	3.72%	11/28/2028	406,307
49,000	Chevron Corp.	1.37%	03/02/2018	48,954
252,000	Chevron Corp.	1.79%	11/16/2018	252,977
290,000	Chevron Corp.	1.56%	05/16/2019	288,964
145,000	Energy XXI Gulf Coast, Inc.(f)	9.25%	12/15/2017	21,170
1,630,000	Energy XXI Gulf Coast, Inc.(c)(f)	11.00%	03/15/2020	863,900
60,000	Energy XXI Gulf Coast, Inc.(f)	7.50%	12/15/2021	8,400
335,000	EOG Resources, Inc.	4.15%	01/15/2026	350,749

Principal Amount/Description		Rate	Maturity	Value
$80,000	EPL Oil & Gas, Inc.(f)	8.25%	02/15/2018	$15,000
35,000	Extraction Oil & Gas Holdings LLC /Extraction Finance Corp.(c)	7.88%	07/15/2021	37,625
130,000	Memorial Production Partners LP /Memorial Production Finance Corp.	6.88%	08/01/2022	62,400
20,000	Noble Holding International Ltd.	7.75%	01/15/2024	18,862
155,000	Occidental Petroleum Corp.	3.40%	04/15/2026	156,130
25,000	PDC Energy, Inc.(c)	6.13%	09/15/2024	25,687
263,000	Phillips 66	5.88%	05/01/2042	311,960
35,000	Phillips 66	4.88%	11/15/2044	37,034
250,000	Reliance Holding USA, Inc.(d)	5.40%	02/14/2022	270,319
40,000	Sanchez Energy Corp.	6.13%	01/15/2023	38,200
330,000	Schlumberger Holdings Corp.(c)	2.35%	12/21/2018	332,748
				4,135,861
Packaging & Containers - 0.01%
70,000	Berry Plastics Corp.	5.50%	05/15/2022	73,150
70,000	Plastipak Holdings, Inc.(c)	6.50%	10/01/2021	73,500
46,817	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	8.25%	02/15/2021	48,353
				195,003
Pharmaceuticals - 0.15%
650,000	AbbVie, Inc.	4.70%	05/14/2045	638,977
665,000	Cardinal Health, Inc.	1.95%	06/15/2018	666,578
470,000	Eli Lilly & Co.	3.70%	03/01/2045	446,048
90,000	Endo Finance LLC / Endo Finco, Inc.(c)	5.38%	01/15/2023	76,950
335,000	Express Scripts Holding Co.	4.50%	02/25/2026	345,043
135,000	Express Scripts Holding Co.	3.40%	03/01/2027	126,555
70,000	inVentiv Group Holdings, Inc./inVentiv Health Inc/inVentiv Health Clinical, Inc.(c)	7.50%	10/01/2024	73,668
650,000	Mylan NV(c)	3.15%	06/15/2021	637,996
65,000	Vizient, Inc.(c)	10.38%	03/01/2024	73,775
				3,085,590
Pipelines - 0.08%
55,000	Energy Transfer Equity LP	5.50%	06/01/2027	53,900
710,000	Energy Transfer Partners LP	4.75%	01/15/2026	734,382
595,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	691,200
35,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(c)	5.38%	02/01/2027	34,825
75,000	Williams Partners LP / ACMP Finance Corp.	4.88%	03/15/2024	75,757
				1,590,064
REITS - 0.07%
625,000	Boston Properties LP	4.13%	05/15/2021	660,436
60,000	Equinix, Inc.	5.88%	01/15/2026	63,300
110,000	ESH Hospitality, Inc.(c)	5.25%	05/01/2025	109,725
20,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.(c)	5.63%	05/01/2024	21,000
655,000	Simon Property Group LP	3.30%	01/15/2026	651,600
				1,506,061
Retail - 0.06%
60,000	Asbury Automotive Group, Inc.	6.00%	12/15/2024	61,650
230,000	CVS Health Corp.	2.88%	06/01/2026	219,348
25,000	Dollar Tree, Inc.	5.75%	03/01/2023	26,595
70,000	Rite Aid Corp.(c)	6.13%	04/01/2023	75,513
100,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	104,375
310,000	The Home Depot, Inc.	3.35%	09/15/2025	317,952

Principal Amount/Description		Rate	Maturity	Value
$330,000	The Home Depot, Inc.	3.00%	04/01/2026	$329,281
				1,134,714
Semiconductors - 0.04%
660,000	Analog Devices, Inc.	2.50%	12/05/2021	654,052
235,000	Intel Corp.	4.10%	05/19/2046	233,029
15,000	Microsemi Corp.(c)	9.13%	04/15/2023	17,550
				904,631
Software - 0.16%
490,000	Fidelity National Information Services, Inc.	3.63%	10/15/2020	507,345
50,000	First Data Corp.(c)	7.00%	12/01/2023	53,375
50,000	First Data Corp.(c)	5.75%	01/15/2024	51,781
80,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho(c)	10.00%	11/30/2024	85,200
70,000	Infor US, Inc.	6.50%	05/15/2022	73,150
330,000	McGraw-Hill Financials, Inc.	4.40%	02/15/2026	349,265
660,000	Microsoft Corp.	4.45%	11/03/2045	703,475
565,000	Oracle Corp.	1.90%	09/15/2021	551,956
695,000	Oracle Corp.	4.13%	05/15/2045	673,852
70,000	Quintiles Transnational Corp.(c)	4.88%	05/15/2023	71,400
50,000	Solera LLC / Solera Finance, Inc.(c)	10.50%	03/01/2024	56,500
105,000	Sophia LP / Sophia Finance, Inc.(c)	9.00%	09/30/2023	111,825
				3,289,124
Telecommunications - 0.11%
85,000	Cincinnati Bell, Inc.(c)	7.00%	07/15/2024	90,100
680,000	Cisco Systems, Inc.	1.85%	09/20/2021	663,658
105,000	CommScope, Inc.(c)	5.00%	06/15/2021	108,544
60,000	Embarq Corp.	8.00%	06/01/2036	56,400
110,000	Level 3 Communications, Inc.	5.75%	12/01/2022	113,300
55,000	Telesat Canada / Telesat LLC(c)	8.88%	11/15/2024	57,475
1,220,000	Verizon Communications, Inc.	4.40%	11/01/2034	1,205,977
				2,295,454
Transportation - 0.08%
465,000	Burlington Northern Santa Fe LLC	4.55%	09/01/2044	494,614
665,000	CSX Corp.	3.80%	11/01/2046	617,849
550,000	FedEx Corp.	4.75%	11/15/2045	570,749
35,000	OPE KAG Finance Sub, Inc.(c)	7.88%	07/31/2023	35,525
				1,718,737

TOTAL U.S. CORPORATE BONDS
(Cost $65,233,218)				64,533,479

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.25%
400,000	Costa Rica Government International Bond(d)	10.00%	08/01/2020	472,912
98,368	Dominican Republic International Bond(d)	9.04%	01/23/2018	101,968
200,000	Dominican Republic International Bond(d)	7.50%	05/06/2021	217,568
200,000	Hungary Government International Bond	4.00%	03/25/2019	207,360
300,000	Hungary Government International Bond	6.25%	01/29/2020	328,833
940,000	Mexico Government International Bond	4.00%	10/02/2023	944,512
400,000	Mexico Government International Bond	4.13%	01/21/2026	397,800
200,000	Mexico Government International Bond	4.75%	03/08/2044	182,300
700,000	Panama Government International Bond	5.20%	01/30/2020	753,550
200,000	Panama Government International Bond	3.88%	03/17/2028	196,000

Principal Amount/Description		Rate	Maturity	Value
$400,000	Poland Government International Bond	5.13%	04/21/2021	$436,936
200,000	Poland Government International Bond	3.25%	04/06/2026	192,403
800,000	Qatar Government International Bond(d)	2.38%	06/02/2021	784,269

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $5,297,011)				5,216,411

COLLATERALIZED LOAN OBLIGATIONS - 0.71%
	Adams Mill CLO Ltd.
500,000	Series 2014-1A(c)(g)	4.38%	07/15/2026	458,717
250,000	Series 2014-1A(c)(g)	5.88%	07/15/2026	221,767
	Apidos CLO XVIII
500,000	Series 2014-18A(c)(g)	4.53%	07/22/2026	491,563
250,000	Series 2014-18A(c)(g)	6.08%	07/22/2026	233,063
	Avery Point II CLO Ltd.
500,000	Series 2013-2A(c)(g)	4.33%	07/17/2025	486,066
	Babson CLO Ltd.
500,000	Series 2015-2A(c)(g)	4.68%	07/20/2027	497,200
500,000	Series 2015-IA(c)(g)	4.33%	04/20/2027	484,230
	Barings CLO Ltd. 2016-III
500,000	Series 2016-3A(c)(g)	4.84%	01/15/2028	501,869
	Betony CLO Ltd.
500,000	Series 2015-1A(c)(g)	4.48%	04/15/2027	477,127
	Birchwood Park CLO Ltd.
250,000	Series 2014-1A(c)(g)	7.28%	07/15/2026	247,277
250,000	Series 2014-1A(c)(g)	4.03%	07/15/2026	250,225
250,000	Series 2014-1A(c)(g)	5.08%	07/15/2026	249,889
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(c)(g)	6.38%	07/20/2023	502,457
500,000	Series 2015-3A(c)(g)	3.98%	10/20/2027	499,796
500,000	Series 2015-3A(c)(g)	4.43%	10/20/2027	492,773
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(c)(g)	3.58%	04/17/2025	247,379
500,000	Series 2013-1A(c)(g)	3.93%	04/17/2025	477,255
500,000	Series 2013-1A(c)(g)	5.28%	04/17/2025	418,871
	Carlyle Global Market Strategies CLO Ltd.
250,000	Series 2014-3A(c)(g)	4.04%	07/27/2026	250,329
500,000	Series 2014-3A(c)(g)	5.09%	07/27/2026	500,688
	Catamaran CLO Ltd.
500,000	Series 2015-1A(c)(g)	3.98%	04/22/2027	497,338
	Dorchester Park CLO Ltd.
250,000	Series 2015-1A(c)(g)	4.08%	01/20/2027	253,453
250,000	Series 2015-1A(c)(g)	4.43%	01/20/2027	244,923
	Emerson Park CLO Ltd.
250,000	Series 2013-1A(c)(g)	3.63%	07/15/2025	250,613
	Flatiron CLO Ltd.
250,000	Series 2014-1A(c)(g)	4.18%	07/17/2026	229,954
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(c)(g)	4.28%	04/15/2025	493,312
	Halcyon Loan Advisors Funding Ltd.
250,000	Series 2013-2A(c)(g)	3.59%	08/01/2025	245,059
	ING IM CLO Ltd.
250,000	Series 2013-3A(c)(g)	3.58%	01/18/2026	250,635
	LCM XII LP
250,000	Series 2015-12A(c)(g)	4.58%	10/19/2022	250,373

Principal Amount/Description		Rate	Maturity	Value
	LCM XIV LP
$500,000	Series 2013-14A(c)(g)	4.38%	07/15/2025	$496,481
	LCM XV LP
250,000	Series 2014-15A(c)(g)	4.03%	08/25/2024	250,294
	Limerock CLO I
500,000	Series 2007-1A(c)(g)	1.51%	04/24/2023	499,885
	Madison Park Funding XIII Ltd.
250,000	Series 2014-13A(c)(g)	4.23%	01/19/2025	247,404
	Madison Park Funding XIV Ltd.
250,000	Series 2014-14A(c)(g)	4.48%	07/20/2026	249,819
250,000	Series 2014-14A(c)(g)	5.63%	07/20/2026	229,930
	Nomad CLO Ltd.
250,000	Series 2013-1A(c)(g)	3.83%	01/15/2025	250,214
250,000	Series 2013-1A(c)(g)	4.38%	01/15/2025	247,206
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(c)(g)	4.23%	07/17/2025	487,586
500,000	Series 2013-1A(c)(g)	5.38%	07/17/2025	437,703
	Symphony CLO XI Ltd.
500,000	Series 2013-11A(c)(g)	4.03%	01/17/2025	500,950

TOTAL COLLATERALIZED LOAN OBLIGATIONS				14,601,673
(Cost $14,615,442)

CONTINGENT CONVERTIBLE SECURITIES - 0.05%
546,686	SandRidge Energy, Inc.	0.00%	10/04/2020	683,699
300,000	United Overseas Bank Ltd.(g)	3.75%	09/19/2024	306,000

TOTAL CONTINGENT CONVERTIBLE SECURITIES
(Cost $1,171,323)				989,699

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 21.50%
	Adjustable Rate Mortgage Trust
1,341,086	Series 2005-1(g)	3.25%	05/25/2035	1,347,066
5,682,390	Series 2005-10(g)	3.21%	01/25/2036	4,852,729
1,064,222	Series 2005-7(g)	3.68%	10/25/2035	936,428
	Alternative Loan Trust
486,836	Series 2005-20CB	5.50%	07/25/2035	445,742
184,988	Series 2005-54CB	5.50%	11/25/2035	161,139
841,066	Series 2005-6CB	5.50%	04/25/2035	807,460
1,901,780	Series 2005-85CB(g)	1.86%	02/25/2036	1,424,801
401,626	Series 2005-85CB(g)	18.86%	02/25/2036	489,350
459,460	Series 2005-86CB	5.50%	02/25/2036	398,178
904,251	Series 2005-9CB(g)	4.29%	05/25/2035	99,409
509,150	Series 2005-9CB(g)	1.26%	05/25/2035	417,913
419,682	Series 2006-12CB(g)	5.75%	05/25/2036	311,663
1,962,327	Series 2006-15CB	6.50%	06/25/2036	1,423,865
251,418	Series 2006-30T1	6.25%	11/25/2036	221,832
202,056	Series 2006-32CB	5.50%	11/25/2036	170,517
410,620	Series 2006-36T2(g)	24.58%	12/25/2036	490,382
1,576,197	Series 2007-19	6.00%	08/25/2037	1,248,320
5,524,171	Series 2007-20	6.25%	08/25/2047	4,624,593
1,660,629	Series 2007-23CB(g)	1.26%	09/25/2037	878,353
1,585,623	Series 2007-23CB(g)	5.74%	09/25/2037	376,977
10,259,106	Series 2007-HY2(g)	2.84%	03/25/2047	8,945,555

Principal Amount/Description		Rate	Maturity	Value
	American Home Mortgage Investment Trust
$185,405	Series 2007-A(c)(j)	6.60%	01/25/2037	$102,412
	AVANT Loans Funding Trust
106,447	Series 2016-B(c)	3.92%	08/15/2019	106,836
	BAMLL Commercial Mortgage Securities Trust
400,000	Series 2014-IP(c)(g)	2.72%	06/15/2018	394,374
17,000,000	Series 2015-200P(c)(g)	0.38%	04/14/2025	494,462
	Banc of America Alternative Loan Trust
72,017	Series 2005-6	6.00%	07/25/2035	68,723
141,494	Series 2005-6	5.50%	07/25/2035	121,555
	Banc of America Commercial Mortgage Trust
306,300	Series 2007-5(g)	5.77%	10/10/2017	312,035
	Banc of America Funding Corp.
708,578	Series 2008-R2(c)	6.00%	09/25/2037	736,027
	Banc of America Funding Trust
3,000,000	Series 2005-B(g)	1.19%	04/20/2035	2,497,988
402,804	Series 2006-2	5.50%	03/25/2036	399,540
1,298,561	Series 2006-A(g)	3.41%	02/20/2036	1,208,364
8,132,081	Series 2007-4(g)	5.77%	05/25/2037	7,309,891
7,628,876	Series 2010-R5(c)	6.00%	10/26/2037	6,769,424
	BCAP LLC Trust
197,118	Series 2007-AA2(g)	7.50%	04/25/2037	189,390
127,893	Series 2007-AA2	6.00%	04/25/2037	112,685
3,759,399	Series 2009-RR1(c)(g)	6.00%	10/26/2036	3,742,261
8,355,533	Series 2010-RR6(c)(g)	6.00%	07/26/2036	6,309,409
	Bear Stearns ALT-A Trust
1,746,939	Series 2004-11(g)	3.10%	11/25/2034	1,605,566
1,899,621	Series 2005-3(g)	2.98%	04/25/2035	1,602,350
13,219,885	Series 2006-3(g)	2.91%	05/25/2036	10,044,833
8,451,439	Series 2006-4(g)	3.37%	07/25/2036	7,054,308
1,720,490	Series 2006-6(g)	3.22%	11/25/2036	1,454,956
	Bear Stearns Asset-Backed Securities Trust
410,994	Series 2005-HE3(g)	1.60%	03/25/2035	408,673
2,897,983	Series 2006-AC1(j)	6.25%	02/25/2036	2,241,905
	Bear Stearns Commercial Mortgage
	Securities Trust
33,723	Series 2006-PW13(g)	5.61%	08/11/2016	33,700
	Blue Elephant Loan Trust
1,300,000	Series 2015-1(c)	5.56%	12/15/2022	1,298,710
	CFCRE Commercial Mortgage Trust
5,214,356	Series 2016-C3(g)	1.09%	12/10/2025	379,183
486,000	Series 2016-C7	3.84%	12/10/2026	502,930
	Chase Mortgage Finance Trust
6,058,289	Series 2007-S2	6.00%	03/25/2037	5,205,224
12,311,181	Series 2007-S2	6.00%	03/25/2037	10,628,628
681,569	Series 2007-S3	5.50%	05/25/2037	535,297
	CIM Trust
12,000,000	Series 2016-1RR(c)(g)	12.32%	07/26/2055	10,607,039
12,000,000	Series 2016-2RR B2(c)(g)	24.65%	02/27/2056	10,674,870
12,000,000	Series 2016-3RR B2(c)(g)	12.17%	02/27/2056	10,675,746
	Citicorp Mortgage Securities Trust
1,076,892	Series 2007-1	6.00%	01/25/2037	1,103,888
396,535	Series 2007-2	5.50%	02/25/2037	395,555

Principal Amount/Description		Rate	Maturity	Value
	Citigroup / Deutsche Bank Commercial Mortgage Trust
$313,100	Series 2007-CD4(g)	5.37%	12/11/2049	$313,422
	Citigroup / Deutshe Bank Commercial Mortgage Trust
181,000	Series 2007-CD4(c)(g)	5.30%	12/11/2049	181,179
	Citigroup Commercial Mortgage Trust
3,993,007	Series 2014-GC25(g)	1.06%	10/10/2047	248,632
355,500	Series 2015-GC27(c)(g)	4.43%	01/10/2025	280,851
400,000	Series 2015-GC31(g)	4.06%	06/10/2025	383,200
420,000	Series 2015-GC35(g)	4.50%	11/10/2025	405,023
5,519,075	Series 2015-GC35(g)	0.90%	11/10/2048	292,224
488,000	Series 2016-P4	2.90%	07/10/2026	472,916
3,369,000	Series 2016-P4(g)	2.02%	07/10/2049	448,660
388,000	Series 2016-P6(g)	3.72%	11/10/2026	401,599
494,000	Series 2016-SMPLC D(c)	3.52%	09/10/2021	477,911
	Citigroup Mortgage Loan Trust
1,126,103	Series 2006-WF1(j)	5.20%	03/25/2036	807,897
1,584,759	Series 2007-OPX1(j)	6.33%	01/25/2037	1,124,476
2,000,000	Series 2008-AR4(c)(g)	2.99%	11/25/2038	1,872,246
1,400,000	Series 2008-AR4(c)(g)	3.17%	11/25/2038	1,374,552
1,263,086	Series 2010-8(c)(g)	6.09%	11/25/2036	1,229,056
3,743,591	Series 2010-8(c)(g)	6.13%	12/25/2036	3,644,658
	CitiMortgage Alternative Loan Trust
995,480	Series 2007-A1	6.00%	01/25/2037	868,762
196,084	Series 2007-A1(g)	4.64%	01/25/2037	27,111
326,422	Series 2007-A3(g)	4.64%	03/25/2037	46,775
141,841	Series 2007-A3(g)	6.00%	03/25/2037	124,891
1,157,688	Series 2007-A4	5.75%	04/25/2037	1,000,562
1,012,413	Series 2007-A6	5.50%	06/25/2037	857,512
	COBALT CMBS Commercial Mortgage Trust
320,700	Series 2007-C2(g)	5.57%	04/15/2047	321,048
	Commercial Mortgage Pass-Through Certificates
343,132	Series 2010-C1(c)(g)	1.56%	07/10/2046	4,716
312,400	Series 2014-CR19(g)	4.72%	08/10/2047	310,112
400,000	Series 2014-CR20(g)	4.51%	11/10/2047	394,447
5,797,416	Series 2014-UBS4(c)	3.75%	08/10/2047	1,711,397
3,091,920	Series 2014-UBS4(c)	3.75%	08/10/2047	1,755,537
2,705,400	Series 2014-UBS4(c)	3.75%	08/10/2047	1,725,721
3,950,338	Series 2015-CR22(g)	1.02%	03/10/2025	216,158
475,000	Series 2015-CR25(g)	4.55%	08/10/2025	467,318
5,062,709	Series 2015-CR26(g)	1.06%	09/10/2025	336,336
419,000	Series 2015-LC23(g)	4.65%	10/10/2025	403,711
3,721,205	Series 2016-DC2(g)	1.08%	10/10/2025	257,082
249,000	Series 2016-DC2(g)	4.64%	02/10/2026	235,504
	Commercial Mortgage Trust
312,200	Series 2007-GG11(g)	6.03%	12/10/2049	312,194
256,824	Series 2007-GG9	5.48%	03/10/2039	256,669
	Consumer Credit Origination Loan Trust
3,750,000	Series 2015-1(c)	5.21%	04/15/2018	3,756,771
	Cosmopolitan Hotel Trust
245,000	Series 2016-CSMO(c)(g)	3.35%	11/15/2021	246,917
	Countrywide Home Loan Mortgage Pass-Through Trust
3,986,508	Series 2005-HYB7(g)	2.99%	11/20/2035	3,366,979
120,786	Series 2005-J4	5.50%	11/25/2035	117,097
3,193,753	Series 2006-18	6.00%	12/25/2036	2,861,325

Principal Amount/Description		Rate	Maturity	Value
$512,051	Series 2007-17	6.00%	10/25/2037	$492,642
569,174	Series 2007-3	6.00%	04/25/2037	491,488
654,674	Series 2007-7	5.75%	06/25/2037	590,110
	Credit Suisse First Boston Mortgage Securities Corp.
10,984	Series 1998-C2(c)(g)	6.75%	11/15/2030	11,005
107,423	Series 2005-10	5.50%	11/25/2035	99,846
3,544,875	Series 2005-11	6.00%	12/25/2035	3,410,928
84,627	Series 2005-8	5.50%	08/25/2025	80,378
7,111,771	Series 2005-9	6.00%	10/25/2035	4,648,777
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(j)	5.70%	09/25/2036	2,155,540
170,305	Series 2007-1(g)	5.90%	05/25/2037	81,700
	CSAIL Commercial Mortgage Trust
5,933,714	Series 2015-C1(g)	0.96%	01/15/2025	328,153
419,000	Series 2015-C4(g)	4.58%	11/15/2025	402,321
	CSMC Mortgage-Backed Trust
271,421	Series 2006-1	6.00%	02/25/2036	195,711
6,130,884	Series 2006-2	5.75%	03/25/2036	5,620,968
75,444	Series 2006-4	5.50%	05/25/2021	71,844
1,047,591	Series 2006-5	6.25%	06/25/2036	536,886
144,209	Series 2006-9	6.00%	11/25/2036	117,332
3,244,061	Series 2007-1	6.00%	02/25/2037	2,801,881
18,477	Series 2007-2	5.00%	03/25/2037	18,168
646,230	Series 2007-3(g)	5.84%	04/25/2037	321,273
62,246	Series 2007-4	6.00%	06/25/2037	58,613
302,900	Series 2007-C4(g)	5.93%	09/15/2039	308,226
6,154,691	Series 2009-16R(c)	6.00%	07/26/2037	5,896,830
1,673,011	Series 2010-7R(c)(g)	6.00%	04/26/2037	1,595,492
6,387,870	Series 2016-PR1(c)(j)	5.12%	05/25/2019	6,264,566
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
513,100	Series 2005-6(g)	4.32%	12/25/2035	76,169
224,834	Series 2005-6(g)	2.16%	12/25/2035	168,465
1,347,631	Series 2007-1(g)	0.90%	08/25/2037	1,227,866
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
215,951	Series 2006-PR1(c)(g)	11.14%	04/15/2036	220,496
	Earnest Student Loan Program
35,000	Series 2016-D(c)	0.00%	05/25/2025	3,031,438
	First Horizon Alternative Mortgage Securities Trust
111,371	Series 2005-FA6	5.50%	09/25/2035	98,060
1,440,041	Series 2005-FA6	5.50%	09/25/2035	1,267,929
118,790	Series 2006-FA7	6.25%	12/25/2036	92,644
230,104	Series 2007-FA2	6.00%	04/25/2037	170,705
	First Horizon Mortgage Pass-Through Trust
3,705,061	Series 2007-AR3(g)	2.83%	11/25/2037	3,226,691
	Freddie Mac Multifamily Structured Pass Through Certificates
3,631,353	Series 2016-K722(g)	1.31%	03/25/2023	240,440
	GE Commercial Mortgage Corp. Trust
489,000	Series 2007-C1(g)	5.61%	12/10/2049	489,698
	GRACE Mortgage Trust
400,000	Series 2014-GRCE(c)	3.37%	06/10/2028	414,981
	GS Mortgage Securities Trust
235,809	Series 2006-GG6(c)(g)	0.00%	04/10/2038	2
333,442	Series 2011-GC3(c)(g)	0.68%	03/10/2021	7,713

Principal Amount/Description		Rate	Maturity	Value
$2,407,912	Series 2011-GC5(c)(g)	1.37%	08/10/2044	$119,552
281,000	Series 2014-GC26(c)(g)	4.51%	11/10/2047	228,679
7,451,888	Series 2015-GS1(g)	0.84%	11/10/2025	424,713
412,000	Series 2016-ICE2(c)(g)	2.63%	02/15/2018	418,869
	GSAA Home Equity Trust
3,018,769	Series 2006-13(g)	6.04%	07/25/2036	1,791,430
657,212	Series 2006-18(j)	5.68%	11/25/2036	330,698
208,975	Series 2006-6(g)	5.69%	03/25/2036	110,082
1,139,656	Series 2007-2(j)	6.10%	03/25/2037	574,848
	GSR Mortgage Loan Trust
774,201	Series 2005-AR4(g)	3.21%	07/25/2035	763,629
2,595,851	Series 2006-2F	5.25%	02/25/2036	2,061,970
1,819,938	Series 2007-2F	5.75%	02/25/2037	1,779,858
4,855,642	Series 2007-2F	6.00%	03/25/2037	4,622,686
2,485,040	Series 2007-AR2(g)	3.20%	05/25/2037	2,039,546
	HSI Asset Loan Obligation Trust
127,237	Series 2007-2	5.50%	09/25/2037	122,413
	IndyMac IMJA Mortgage Loan Trust
1,760,869	Series 2007-A1	6.00%	08/25/2037	1,428,383
	IndyMac IMSC Mortgage Loan Trust
5,153,734	Series 2007-F2	6.50%	07/25/2037	3,200,565
	IndyMac Index Mortgage Loan Trust
4,514,308	Series 2005-AR31(g)	2.98%	01/25/2036	4,003,104
1,754,088	Series 2005-AR35(g)	2.95%	02/25/2036	1,392,113
5,383,337	Series 2006-AR25(g)	3.14%	09/25/2036	4,833,617
815,811	Series 2007-FLX1(g)	0.94%	02/25/2037	805,280
	JP Morgan Alternative Loan Trust
452,463	Series 2005-S1	6.00%	12/25/2035	414,043
78,975	Series 2006-S1	5.00%	02/25/2021	78,127
625,280	Series 2006-S3(j)	6.12%	08/25/2036	615,954
	JP Morgan BB Commercial Mortgage Securities Trust
400,000	Series 2014-C21(g)	4.66%	08/15/2047	399,390
388,000	Series 2014-C26(g)	4.43%	12/15/2024	379,552
300,000	Series 2015-C27(c)(g)	3.84%	02/15/2025	217,998
5,944,716	Series 2015-C28(g)	1.20%	03/15/2025	350,357
10,372,615	Series 2015-C30(g)	0.70%	07/15/2025	371,308
3,983,500	Series 2015-C31(g)	1.01%	08/15/2025	229,790
200,000	Series 2015-C32(g)	4.67%	10/15/2025	182,868
489,000	Series 2015-C33(g)	4.62%	11/15/2025	485,835
414,000	Series 2016-C1(g)	4.90%	02/15/2026	414,356
	JP Morgan Chase Commercial Mortgage Securities Corp.
77,062	Series 2006-LDP8(g)	0.35%	05/15/2045	14
689,470	Series 2006-LDP8(g)	0.35%	05/15/2045	127
236,160	Series 2006-LDP9	5.37%	05/15/2047	236,085
310,000	Series 2007-CB19(g)	5.71%	05/12/2017	313,027
400,000	Series 2007-CB20(g)	6.15%	02/12/2051	403,053
4,000,000	Series 2007-CH1(j)	5.01%	11/25/2036	3,770,213
495,000	Series 2007-LD11(g)	5.75%	06/15/2017	500,238
480,000	Series 2007-LD12(g)	6.04%	08/15/2017	491,121
495,000	Series 2007-LDPX(g)	5.46%	03/15/2017	490,915
3,883,061	Series 2012-C8(g)	2.00%	10/15/2045	260,640
400,000	Series 2014-DSTY(c)	3.43%	06/10/2027	409,231
119,000	Series 2016-JP2(g)	3.80%	07/15/2026	113,789
155,000	Series 2016-JP2	3.46%	07/15/2026	152,512
	JP Morgan Mortgage Acquisition Corp.
406,299	Series 2006-CH2(j)	5.46%	10/25/2036	311,911

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Mortgage Trust
$10,136,645	Series 2005-S3	6.50%	01/25/2036	$9,052,858
262,135	Series 2007-S3	6.00%	08/25/2037	226,086
1,457,768	Series 2007-S3	6.00%	08/25/2037	1,293,776
4,172,641	Series 2015-3(c)(g)	3.50%	01/25/2035	4,214,042
	JP Morgan Resecuritization Trust
2,255,087	Series 2011-1(c)(g)	6.00%	06/26/2037	2,008,221
	Labrador Aviation Finance Ltd.
12,500,000	Series 2016-1A(c)	5.68%	01/15/2024	12,593,750
	LB-UBS Commercial Mortgage Trust
232,509	Series 2006-C7(c)(g)	0.73%	11/15/2038	965
310,013	Series 2006-C7(c)(g)	0.73%	11/15/2038	1,286
415,000	Series 2007-C1	5.48%	02/15/2040	415,367
400,000	Series 2007-C2(g)	5.49%	02/15/2040	403,342
400,000	Series 2007-C7(g)	6.25%	09/15/2045	403,642
	Lehman Mortgage Trust
10,326,818	Series 2006-1(g)	5.56%	02/25/2036	9,732,786
865,049	Series 2006-6	5.50%	10/25/2036	686,385
3,993,170	Series 2006-7(g)	1.01%	11/25/2036	358,793
3,993,170	Series 2006-7(g)	6.99%	11/25/2036	890,179
1,848,657	Series 2006-8(g)	1.18%	12/25/2036	634,993
1,848,657	Series 2006-8(g)	5.82%	12/25/2036	471,393
1,349,873	Series 2007-10	6.00%	01/25/2038	1,337,529
463,790	Series 2007-10	6.50%	01/25/2038	350,741
	Lehman XS Trust
315,627	Series 2006-5(j)	5.89%	04/25/2036	294,747
	Madison Park Funding XI Ltd.
500,000	Series 2013-11A(c)(g)	4.38%	10/23/2025	497,502
	MASTR Asset Securitization Trust
79,323	Series 2003-1	5.75%	02/25/2033	79,216
112,970	Series 2003-2	5.75%	04/25/2033	112,033
	Merrill Lynch Alternative Note Asset Trust
955,023	Series 2007-F1	6.00%	03/25/2037	524,543
	Morgan Stanley Bank of America Merrill
	Lynch Trust
4,405,334	Series 2012-C5(c)(g)	1.72%	08/15/2045	236,693
450,000	Series 2014-C19	4.00%	12/15/2024	411,433
380,000	Series 2015-C25(g)	4.53%	09/15/2025	377,502
600,000	Series 2015-C26(c)	3.06%	10/15/2025	417,692
350,000	Series 2015-C27(g)	4.54%	11/15/2025	337,284
502,000	Series 2015-C27(c)(g)	3.24%	11/15/2025	311,236
404,000	Series 2016-C32	3.72%	12/15/2026	414,536
	Morgan Stanley Capital I Trust
76,464	Series 2006-HQ8(g)	5.42%	03/12/2044	76,831
316,200	Series 2007-HQ11(g)	5.51%	02/12/2044	315,182
308,400	Series 2007-IQ13	5.41%	03/15/2044	308,198
4,151,933	Series 2011-C1(c)(g)	0.46%	09/15/2020	60,078
400,000	Series 2014-MP(c)(g)	3.69%	08/11/2021	392,860
6,944,317	Series 2015-UBS8(g)	0.98%	12/15/2025	438,665
426,000	Series 2015-XLF2(c)(g)	3.70%	08/15/2016	425,998
1,459,000	Series 2016-UB11 XA(g)	1.68%	08/15/2026	153,992
	Morgan Stanley Mortgage Loan Trust
4,131,483	Series 2005-3AR(g)	2.94%	07/25/2035	3,390,694
262,150	Series 2006-11	6.00%	08/25/2036	214,887
1,429,873	Series 2006-7(g)	5.15%	06/25/2036	1,186,737
1,483,463	Series 2006-7	6.00%	06/25/2036	1,338,746
542,510	Series 2007-3XS(j)	5.70%	01/25/2047	331,008

Principal Amount/Description		Rate	Maturity	Value
	Morgan Stanley Re-REMIC Trust
$498,074	Series 2011-R1(c)(g)	5.94%	02/26/2037	$532,233
	MSCG Trust
300,000	Series 2016-SNR(c)	5.21%	11/13/2021	300,452
	Nomura Asset Acceptance Corp. Alternative Loan Trust
1,670,846	Series 2005-AP3(g)	5.32%	08/25/2035	1,082,178
	OneMain Financial Issuance Trust
2,000,000	Series 2015-1A(c)	3.19%	03/18/2026	2,016,394
	PHH Alternative Mortgage Trust
2,214,526	Series 2007-2	6.00%	05/25/2037	1,966,770
	PR Mortgage Loan Trust
14,154,407	Series 2014-1(g)	5.92%	09/25/2047	14,110,840
	Prime Mortgage Trust
109,355	Series 2006-1	5.50%	06/25/2036	103,770
117,993	Series 2006-DR1(c)	5.50%	05/25/2035	110,781
	RBSGC Structured Trust
337,545	Series 2008-B(c)	6.00%	06/25/2037	292,403
	Residential Accredit Loans, Inc.
237,846	Series 2004-QS15	5.25%	11/25/2034	242,347
2,641,930	Series 2005-QS17	6.00%	12/25/2035	2,464,800
6,050,838	Series 2006-QA5(g)	0.98%	07/25/2036	4,020,829
4,038,860	Series 2006-QS10	6.50%	08/25/2036	3,536,691
1,512,344	Series 2006-QS4	6.00%	04/25/2036	1,309,806
1,005,287	Series 2006-QS6	6.00%	06/25/2036	865,925
1,410,912	Series 2006-QS6	6.00%	06/25/2036	1,215,319
432,640	Series 2006-QS7(g)	4.84%	06/25/2036	67,648
144,213	Series 2006-QS7(g)	1.16%	06/25/2036	93,297
2,743,165	Series 2006-QS7	6.00%	06/25/2036	2,319,036
529,235	Series 2006-QS8(g)	4.79%	08/25/2036	79,587
176,412	Series 2006-QS8(g)	1.21%	08/25/2036	115,343
3,634,291	Series 2007-QS3	6.50%	02/25/2037	3,038,951
111,490	Series 2007-QS6	6.25%	04/25/2037	96,474
15,708	Series 2007-QS6(g)	48.70%	04/25/2037	32,258
5,142,734	Series 2007-QS9	6.50%	07/25/2037	4,489,071
393,579	Series 2008-QR1	6.00%	08/25/2036	302,611
	Residential Asset Mortgage Products Trust
17,832	Series 2004-RS4(g)	5.07%	04/25/2034	18,296
	Residential Asset Securitization Trust
675,505	Series 2006-A1	6.00%	04/25/2036	513,597
1,360,890	Series 2006-A2	6.00%	05/25/2036	1,067,564
1,058,897	Series 2006-A6	6.50%	07/25/2036	556,837
6,380,759	Series 2006-A7CB	6.25%	07/25/2036	6,001,347
176,769	Series 2006-A8	6.50%	08/25/2036	98,741
530,654	Series 2006-A8	6.00%	08/25/2036	470,116
374,272	Series 2006-A8(g)	5.14%	08/25/2036	92,287
2,065,201	Series 2007-A1	6.00%	03/25/2037	1,389,841
3,303,409	Series 2007-A2	6.00%	04/25/2037	2,769,845
112,747	Series 2007-A6	6.00%	06/25/2037	103,094
3,474,025	Series 2007-A7	6.00%	07/25/2037	2,417,745
12,947,338	Series 2007-A8	6.00%	08/25/2037	10,939,603
	Residential Funding Mortgage Securities I Trust
1,616,388	Series 2006-S3	5.50%	03/25/2036	1,456,241
364,825	Series 2006-S6	6.00%	07/25/2036	341,738
2,585,214	Series 2006-S6	6.00%	07/25/2036	2,421,617
665,069	Series 2007-S3	6.00%	03/25/2037	598,310
501,830	Series 2007-S6	6.00%	06/25/2037	465,285

Principal Amount/Description		Rate	Maturity	Value
	Sequoia Mortgage Trust
$3,836,299	Series 2007-3(g)	3.10%	07/20/2037	$3,206,102
	Springleaf Funding Trust
2,500,000	Series 2015-AA(c)	3.16%	05/15/2019	2,520,484
	Structured Adjustable Rate Mortgage Loan Trust
1,511,847	Series 2005-15(g)	3.09%	07/25/2035	1,213,970
	Structured Asset Securities Corp.
304,521	Series 2005-RF1(c)(g)	1.11%	03/25/2035	257,625
306,318	Series 2005-RF1(c)(g)	4.41%	03/25/2035	43,287
	Suntrust Alternative Loan Trust
10,619,339	Series 2005-1F	6.50%	12/25/2035	10,008,999
	TBW Mortgage-Backed Trust
1,614,878	Series 2006-2	7.00%	07/25/2036	726,261
	Wachovia Bank Commercial Mortgage Trust
354,780	Series 2006-C28(g)	5.63%	10/15/2016	354,337
248,014	Series 2006-C29(g)	0.31%	11/15/2048	3
400,000	Series 2007-C30(g)	5.41%	12/15/2043	404,174
419,052	Series 2007-C33(g)	5.97%	07/15/2017	424,162
	Wachovia Mortgage Loan Trust LLC Series Trust
1,889,924	Series 2005-B(g)	3.20%	10/20/2035	1,648,004
	Washington Mutual Alternative Mortgage Pass-Through Certificates
2,486,300	Series 2005-1	6.00%	03/25/2035	2,533,026
95,533	Series 2005-9	5.50%	11/25/2035	82,680
751,217	Series 2006-5	6.00%	07/25/2036	613,112
	Washington Mutual Mortgage Pass-Through Certificates Trust
1,343,844	Series 2006-2	6.00%	03/25/2036	1,281,697
	Wells Fargo Alternative Loan Trust
1,034,554	Series 2007-PA2(g)	1.19%	06/25/2037	765,564
1,034,554	Series 2007-PA2(g)	5.31%	06/25/2037	139,086
406,843	Series 2007-PA3	5.75%	07/25/2037	363,612
1,316,499	Series 2007-PA3	6.25%	07/25/2037	1,200,347
7,701,980	Series 2007-PA5	6.25%	11/25/2037	7,426,220
	Wells Fargo Commercial Mortgage Trust
525,000	Series 2014-LC16(c)	3.94%	06/15/2024	417,201
6,099,414	Series 2015-C31(g)	1.11%	07/15/2025	428,863
420,000	Series 2015-C31(g)	4.61%	11/15/2025	413,983
340,000	Series 2015-LC22(g)	4.54%	09/15/2058	333,812
380,000	Series 2015-NXS3(g)	4.49%	09/15/2057	349,270
420,000	Series 2015-NXS4(g)	4.60%	11/15/2025	419,986
	Wells Fargo Mortgage-Backed Securities Trust
2,366,840	Series 2005-12	5.50%	11/25/2035	2,396,226
754,522	Series 2006-11	6.00%	09/25/2036	728,574
107,902	Series 2006-2	5.75%	03/25/2036	109,161
268,411	Series 2006-2	5.50%	03/25/2036	259,431
986,996	Series 2007-13	6.00%	09/25/2037	996,242
1,029,009	Series 2007-14	6.00%	10/25/2037	1,013,917
875,524	Series 2007-2	6.00%	03/25/2037	870,509
	WF-RBS Commercial Mortgage Trust
2,864,840	Series 2012-C9(c)(g)	2.10%	11/15/2045	219,133
4,436,302	Series 2014-C21(g)	1.16%	08/15/2047	264,669

Principal Amount/Description		Rate	Maturity	Value
$4,907,033	Series 2014-C22(g)	0.93%	09/15/2057	$238,726

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $433,287,322)				442,245,427

U.S. GOVERNMENT BONDS AND NOTES - 5.31%
8,260,000	U.S. Treasury Bonds	2.13%	05/15/2025	8,087,639
190,000	U.S. Treasury Bonds	2.00%	08/15/2025	183,819
3,310,000	U.S. Treasury Bonds	2.75%	11/15/2042	3,120,519
3,212,759	U.S. Treasury Inflation Indexed Bonds	0.13%	04/15/2021	3,233,006
4,672,144	U.S. Treasury Inflation Indexed Bonds	0.63%	01/15/2024	4,762,743
7,126,266	U.S. Treasury Inflation Indexed Bonds	0.13%	07/15/2024	7,005,825
4,719,399	U.S. Treasury Inflation Indexed Bonds	0.13%	07/15/2026	4,562,228
7,396,396	U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	7,432,735
3,290,000	U.S. Treasury Notes	0.50%	01/31/2017	3,290,411
4,440,000	U.S. Treasury Notes	0.63%	05/31/2017	4,440,697
10,190,000	U.S. Treasury Notes	1.00%	02/15/2018	10,194,586
620,000	U.S. Treasury Notes	1.00%	05/15/2018	619,844
12,980,000	U.S. Treasury Notes	2.00%	11/30/2020	13,106,010
270,000	U.S. Treasury Notes	1.75%	12/31/2020	269,736
11,280,000	U.S. Treasury Notes	2.13%	01/31/2021	11,422,940
13,520,000	U.S. Treasury Notes	2.25%	03/31/2021	13,755,018
7,180,000	U.S. Treasury Notes	1.75%	03/31/2022	7,078,181
180,000	U.S. Treasury Notes	1.50%	02/28/2023	172,952
6,800,000	U.S. Treasury Notes	1.50%	03/31/2023	6,527,320

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $112,187,492)				109,266,209

MUNICIPAL BONDS - 1.20%
33,700,000	Commonwealth of Puerto Rico, Series A Revenue Bonds(f)	8.00%	07/01/2035	22,747,500
470,000	Houston, Texas Utility System Revenue, Reference First Lien Revenue Bonds, Series B	5.00%	11/15/2035	541,473
320,000	Los Angeles County California Metro Transportation Authority Tax Revenue, Reference Revenue Bonds, Series A	5.00%	06/01/2033	376,403
350,000	Massachusetts School Building Authority Sales Tax Revenue , Reference Senior Revenue Bonds, Series C	5.00%	11/15/2034	410,666
280,000	North Texas State Municipal Water District Water System Revenue, Reference Revenue Bonds	5.00%	09/01/2035	323,582
300,000	State of California, Revenue Bonds	5.00%	08/01/2033	343,188

TOTAL MUNICIPAL BONDS (Cost $27,987,265)				24,742,812

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 10.59%
	Fannie Mae-Aces
413,000	Series 2016-M3	2.70%	02/25/2026	405,863

Principal Amount/Description		Rate	Maturity	Value
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
$311,000	Series 2015‐K050(g)	3.33%	08/25/2025	$322,429
412,000	Series 2016‐K053	3.00%	12/25/2025	415,527
	Federal Home Loan Mortgage Corp. Pool
474,052	Series Pool #G01840	5.00%	07/01/2035	521,292
182,061	Series Pool #G04817	5.00%	09/01/2038	198,226
	Federal Home Loan Mortgage Corp. REMICS
2,106,242	Series 2003‐2722(g)	9.11%	12/15/2033	2,377,101
429,285	Series 2005‐R003	5.50%	10/15/2035	487,214
2,886,305	Series 2006‐3244(g)	5.96%	11/15/2036	562,639
132,982	Series 2007‐3261(g)	5.73%	01/15/2037	24,732
471,012	Series 2007‐3262(g)	5.70%	01/15/2037	60,306
1,367,023	Series 2007‐3301(g)	5.40%	04/15/2037	198,541
2,079,650	Series 2007‐3303(g)	5.38%	04/15/2037	323,721
1,102,845	Series 2007‐3303(g)	5.40%	04/15/2037	204,717
662,004	Series 2007‐3382(g)	5.30%	11/15/2037	78,595
900,599	Series 2007‐3384(g)	5.61%	08/15/2036	133,431
761,255	Series 2007‐3384(g)	5.69%	11/15/2037	110,330
739,137	Series 2008‐3417(g)	5.48%	02/15/2038	93,666
5,622,497	Series 2008‐3419(g)	5.73%	02/15/2038	944,929
731,377	Series 2008‐3423(g)	4.95%	03/15/2038	86,945
15,542,589	Series 2008‐3423(g)	0.35%	03/15/2038	130,266
10,223,076	Series 2008‐3435(g)	5.28%	04/15/2038	1,514,854
2,759,061	Series 2009‐3510(g)	6.05%	02/15/2037	514,300
773,785	Series 2009‐3523(g)	5.30%	04/15/2039	123,262
146,226	Series 2009‐3524	3.98%	06/15/2038	142,099
60,432	Series 2009‐3549(g)	5.10%	07/15/2039	7,282
1,852,725	Series 2009‐3560(g)	5.70%	11/15/2036	281,241
553,224	Series 2010‐3630(g)	1.93%	03/15/2017	936
677,036	Series 2010‐3641	4.50%	03/15/2040	727,964
899,949	Series 2010‐3726(g)	5.35%	09/15/2040	142,207
5,466,760	Series 2010‐3728(g)	3.75%	09/15/2040	530,908
750,000	Series 2010‐3779	3.50%	12/15/2030	774,465
250,000	Series 2010‐3779	4.00%	12/15/2030	265,161
505,294	Series 2010‐3779	4.50%	12/15/2040	529,800
88,366	Series 2011‐3786(g)	8.09%	01/15/2041	103,102
1,266,520	Series 2011‐3795	4.00%	01/15/2041	1,326,227
86,967	Series 2011‐3798(g)	8.09%	11/15/2040	96,420
600,000	Series 2011‐3808	3.50%	02/15/2031	620,077
40,915	Series 2011‐3809(g)	8.27%	02/15/2041	42,316
1,664,184	Series 2011‐3815(g)	5.15%	02/15/2041	231,686
500,000	Series 2011‐3824	3.50%	03/15/2031	529,597
876,260	Series 2011‐3824(g)	6.40%	08/15/2036	173,917
1,077,087	Series 2011‐3863	5.50%	08/15/2034	1,171,108
657,721	Series 2011‐3864(g)	7.97%	05/15/2041	718,182
1,170,367	Series 2011‐3871	5.50%	06/15/2041	1,340,064
1,201,068	Series 2011‐3872(g)	5.25%	06/15/2041	165,642
2,234,669	Series 2011‐3888	4.00%	07/15/2041	2,358,946
3,477,816	Series 2011‐3894	4.50%	07/15/2041	3,669,002
2,609,764	Series 2011‐3910	5.00%	08/15/2041	2,995,796
2,240,814	Series 2011‐3924(g)	5.30%	09/15/2041	346,745
5,052,050	Series 2011‐3924(g)	5.30%	09/15/2041	883,250
1,778,957	Series 2011‐3925	3.00%	09/15/2021	81,914
7,475,737	Series 2012‐3(g)	5.19%	02/25/2042	1,135,228
3,590,577	Series 2012‐4057	4.00%	06/15/2042	3,763,794

Principal Amount/Description		Rate	Maturity	Value
$9,718,102	Series 2013‐4196(g)	4.56%	03/15/2043	$9,213,537
9,822,086	Series 2013‐4218	2.50%	02/15/2043	8,313,258
8,065,716	Series 2013‐4239(h)	0.00%	07/15/2043	5,310,615
5,838,930	Series 2014‐4302(g)	5.45%	02/15/2044	987,623
4,302,107	Series 2014‐4413	3.50%	11/15/2044	4,282,857
11,557,173	Series 2015‐4427(g)	4.90%	07/15/2044	1,812,457
3,169,404	Series 2015‐4434	3.00%	02/15/2045	2,744,766
3,140,550	Series 2015‐4440	2.50%	02/15/2045	2,683,435
	Federal National Mortgage Association Pool
132,654	Series Pool #555743	5.00%	09/01/2033	145,728
160,445	Series Pool #735382	5.00%	04/01/2035	175,501
407,233	Series Pool #735383	5.00%	04/01/2035	446,263
291,726	Series Pool #735484	5.00%	05/01/2035	319,120
114,286	Series Pool #AH4437	4.00%	01/01/2041	118,558
4,186,788	Series Pool #AS4645	3.00%	03/01/2045	4,162,298
4,765,888	Series Pool #AS7661	3.00%	08/01/2046	4,702,574
518,591	Series Pool #MA0264	4.50%	12/01/2029	557,824
7,187,301	Series Pool #MA2737	3.00%	09/01/2046	7,145,260
1,247,494	Series Pool #MA3894	4.00%	09/01/2031	1,323,095
	Federal National Mortgage Association REMICS
172,109	Series 2004‐46(g)	5.24%	03/25/2034	20,687
238,498	Series 2005‐104(g)	5.94%	12/25/2033	3,854
483,504	Series 2006‐101(g)	5.82%	10/25/2036	83,945
1,452,003	Series 2006‐123(g)	5.56%	01/25/2037	263,816
6,994,540	Series 2006‐92(g)	5.82%	10/25/2036	1,311,876
198,573	Series 2007‐102(g)	5.64%	11/25/2037	32,444
229,946	Series 2007‐108(g)	5.60%	12/25/2037	29,216
59,166	Series 2007‐30(g)	5.35%	04/25/2037	7,437
748,163	Series 2007‐38(g)	5.32%	05/25/2037	106,541
49,590	Series 2007‐51(g)	5.34%	06/25/2037	4,988
133,531	Series 2007‐53(g)	5.34%	06/25/2037	19,630
1,027,278	Series 2007‐57(g)	5.86%	10/25/2036	192,824
516,510	Series 2007‐68(g)	5.89%	07/25/2037	69,255
1,253,794	Series 2008‐3(g)	5.70%	02/25/2038	248,289
682,445	Series 2008‐56(g)	5.30%	07/25/2038	93,279
241,551	Series 2008‐81	5.50%	09/25/2038	260,634
719,154	Series 2009‐111	5.00%	01/25/2040	744,918
675,833	Series 2009‐111(g)	5.49%	01/25/2040	101,734
1,975,908	Series 2009‐12(g)	5.84%	03/25/2036	434,071
97,028	Series 2009‐28(g)	5.24%	04/25/2037	10,131
734,888	Series 2009‐41	4.50%	06/25/2039	772,541
329,068	Series 2009‐42(g)	5.24%	06/25/2039	50,994
842,407	Series 2009‐47(g)	5.34%	07/25/2039	109,582
476,319	Series 2009‐62(g)	5.34%	08/25/2039	62,212
186,958	Series 2009‐66(g)	5.04%	02/25/2038	25,936
149,264	Series 2009‐68(g)	4.49%	09/25/2039	16,332
18,497	Series 2010‐109(g)	48.22%	10/25/2040	71,354
1,193,545	Series 2010‐11(g)	4.04%	02/25/2040	123,935
158,236	Series 2010‐111(g)	5.24%	10/25/2040	19,515
206,334	Series 2010‐112	4.00%	10/25/2040	210,192
570,361	Series 2010‐115(g)	5.84%	11/25/2039	91,587
3,366,913	Series 2010‐115(g)	5.24%	10/25/2040	665,055
8,042,226	Series 2010‐123(g)	5.29%	11/25/2040	1,464,670
1,463,582	Series 2010‐15(g)	4.19%	03/25/2040	152,112
229,634	Series 2010‐34(g)	4.17%	04/25/2040	29,532
133,319	Series 2010‐4(g)	5.47%	02/25/2040	21,125

Principal Amount/Description		Rate	Maturity	Value
$203,818	Series 2010‐58(g)	10.53%	06/25/2040	$240,304
3,023,552	Series 2010‐75	4.50%	07/25/2040	3,235,012
167,547	Series 2010‐9(g)	4.54%	02/25/2040	21,762
1,054,609	Series 2010‐9(g)	3.99%	02/25/2040	94,843
55,440	Series 2010‐90(g)	5.24%	08/25/2040	7,160
500,000	Series 2011‐16	3.50%	03/25/2031	527,468
3,166,300	Series 2011‐2	4.00%	02/25/2041	3,300,328
1,000,000	Series 2011‐25	3.00%	04/25/2026	1,020,629
500,000	Series 2011‐29	3.50%	04/25/2031	514,123
504,984	Series 2011‐48(g)	7.69%	06/25/2041	532,376
1,132,024	Series 2011‐5(g)	5.64%	11/25/2040	161,139
18,884,996	Series 2011‐51(g)	5.24%	06/25/2041	3,138,998
2,028,600	Series 2011‐58(g)	5.79%	07/25/2041	401,544
7,004,182	Series 2012‐106(g)	5.40%	10/25/2042	1,251,906
1,253,286	Series 2012‐124(g)	6.46%	11/25/2042	1,226,014
9,795,601	Series 2012‐128(g)	4.87%	11/25/2042	8,991,982
9,472,208	Series 2012‐20	3.50%	03/25/2042	9,503,231
950,890	Series 2012‐29(g)	5.24%	04/25/2042	130,671
1,621,186	Series 2012‐32	5.00%	04/25/2042	380,399
6,375,613	Series 2012‐65(g)	5.22%	06/25/2042	1,228,150
5,109,558	Series 2012‐92	3.50%	08/25/2042	5,094,066
4,384,858	Series 2013‐19(g)	4.49%	03/25/2043	4,015,268
9,646,208	Series 2013‐51(g)	4.49%	04/25/2043	8,993,519
14,344,607	Series 2014‐50(g)	5.44%	08/25/2044	2,278,833
7,900,892	Series 2014‐73(g)	5.44%	11/25/2044	1,538,390
3,800,948	Series 2015‐59	3.00%	06/25/2041	3,861,948
9,406,748	Series 2015‐79	3.00%	11/25/2045	8,895,858
3,385,227	Series 2015‐9	3.00%	01/25/2045	3,458,486
	Freddie Mac Gold Pool
5,898,203	Series Pool #GO8721	3.00%	09/01/2046	5,860,791
	Government National Mortgage Association
102,961	Series 2004‐83(g)	5.34%	10/20/2034	16,688
93,124	Series 2008‐6(g)	5.72%	02/20/2038	16,278
89,459	Series 2008‐67(g)	5.26%	08/20/2038	12,432
1,399,002	Series 2008‐69(g)	6.89%	08/20/2038	278,742
104,630	Series 2009‐10(g)	5.94%	02/16/2039	19,753
1,849,427	Series 2009‐35	4.50%	05/20/2039	1,988,275
6,883,211	Series 2009‐58(g)	5.51%	06/20/2039	1,062,784
99,279	Series 2009‐6(g)	5.21%	02/20/2038	15,445
3,642,840	Series 2009‐75	5.00%	09/20/2039	3,933,174
8,616,996	Series 2010‐121(g)	5.26%	09/20/2040	1,373,723
5,456,277	Series 2010‐26(g)	5.51%	02/20/2040	926,389
12,623,623	Series 2010‐35(g)	4.94%	03/20/2040	2,071,540
152,216	Series 2010‐61(g)	5.81%	09/20/2039	21,349
445,100	Series 2010‐98(g)	5.82%	03/20/2039	49,861
2,622,541	Series 2011‐45	4.50%	03/20/2041	2,762,518
1,313,210	Series 2011‐69(h)	0.00%	05/20/2041	1,164,990
2,570,055	Series 2011‐71	4.50%	02/20/2041	2,727,091
2,385,533	Series 2011‐71(g)	4.66%	05/20/2041	339,747
732,073	Series 2011‐72(g)	5.41%	05/20/2041	123,101
3,770,533	Series 2011‐89(g)	4.71%	06/20/2041	508,141
1,070,930	Series 2012‐105(g)	5.46%	01/20/2041	92,567
10,221,908	Series 2013‐102(g)	5.41%	03/20/2043	1,661,647
11,426,184	Series 2013‐113(g)	5.51%	03/20/2043	1,697,710
13,530,904	Series 2013‐122(g)	5.39%	08/16/2043	2,208,130
7,623,986	Series 2013‐148(g)	4.97%	10/16/2043	1,132,691
15,131,463	Series 2013‐186(g)	5.54%	02/16/2043	2,218,591

Principal Amount/Description		Rate	Maturity	Value
$9,588,952	Series 2014‐156(g)	5.51%	10/20/2044	$1,634,143
18,067,908	Series 2014‐3(g)	5.36%	01/20/2044	3,203,657
19,529,788	Series 2014‐4(g)	5.39%	01/16/2044	3,217,724
13,787,251	Series 2014‐5(g)	5.41%	07/20/2043	2,213,856
10,508,421	Series 2014‐95(g)	5.54%	06/16/2044	1,970,059

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $264,338,059)				217,926,968

Shares/Description		Value
SHORT‐TERM INVESTMENTS ‐ 24.22%
Money Market Fund
498,134,051	State Street Institutional Trust (7 Day Yield 0.39%)	498,134,051

TOTAL SHORT‐TERM INVESTMENTS (Cost $498,134,051)		498,134,051

TOTAL INVESTMENTS ‐ 99.80% (Cost $2,110,220,978)		2,052,795,995
CASH SEGREGATED AT CUSTODIAN FOR TOTAL RETURN SWAP CONTRACTS ‐ 0.02%		400,000
OTHER ASSETS IN EXCESS OF LIABILITIES ‐0.18%		3,795,968
NET ASSETS ‐ 100.00%		$2,056,991,963

(a)	Non‐income producing security.
(b)	Affiliated company. See Note 6 in the Notes to Quarterly Schedule of Investments.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $149,615,582, which represents approximately 7.27% of net assets as of December 31, 2016.

(d)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2016, the aggregate fair value of those securities was $17,549,634, representing 0.85% of net assets.

(e)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(f)	Security is currently in default.
(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.
(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(i)	Less than 0.005%.
(j)	Step bond. Coupon changes periodically based upon a predetermined schedule.
Interest rate disclosed is that which is in effect at December 31, 2016.

See Notes to Quarterly Schedule of Investments.

TOTAL RETURN SWAP CONTRACTS*

Counterparty	Reference Asset	Termination Date	Rate paid by the Fund	Notional Amount	Upfront Premiums Paid	Unrealized Appreciation

Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/24/2017	1.18%	$907,274	$907,274	$47,265
Goldman Sachs	Fifth Street Finance Corp., Common Shares	01/25/2017	1.18%	1,395,996	1,395,996	151,396
						$198,661

*	See Note 4 in the Notes to Quarterly Schedule of Investments.

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Shares/Description		Value
BUSINESS DEVELOPMENT COMPANIES -0.36%
31,675	THL Credit, Inc.	$317,066

TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $311,038)		317,066

CLOSED-END FUNDS - 25.81%
15,405	Advent Claymore Convertible Securities and Income Fund	226,145
42,167	Apollo Tactical Income Fund, Inc.	651,902
102,126	Ares Dynamic Credit Allocation Fund, Inc.	1,540,060
160,724	BlackRock Debt Strategies Fund, Inc.	1,822,610
84,617	BlackRock Multi-Sector Income Trust	1,394,488
85,554	Blackstone/GSO Long-Short Credit Income Fund	1,362,020
98,443	Brookfield Real Assets Income Fund, Inc.	2,196,263
190,897	Calamos Convertible and High Income Fund	2,013,963
48,514	Calamos Convertible Opportunities and Income Fund	489,506
13,289	Deutsche High Income Opportunities Fund, Inc.	191,495
19,583	Deutsche Multi-Market Income Trust	166,847
156,681	Eaton Vance Limited Duration Income Fund	2,149,663
13,355	First Trust High Income Long/Short Fund	214,748
42,981	Franklin Limited Duration Income Trust	517,491
12,812	Invesco High Income Trust II	182,609
42,438	Legg Mason BW Global Income Opportunities Fund, Inc.	502,042
189,803	Nuveen Credit Strategies Income Fund	1,679,757
203,894	Pacholder High Yield Fund, Inc.	1,468,037
80,080	PIMCO Dynamic Credit Income Fund	1,619,218
27,384	Prudential Global Short Duration High Yield Fund, Inc.	407,748
300,941	Western Asset High Income Opportunity Fund, Inc.	1,501,696

TOTAL CLOSED-END FUNDS (Cost $22,840,439)		22,298,308

COMMON STOCKS - 0.01%
3,604	New Millennium Holding Co. - Private Equity(a)(b)	6,309

TOTAL COMMON STOCKS (Cost $47,570)		6,309

Principal Amount/Description		Rate	Maturity	Value
BANK LOANS - 36.84%
Austria - 0.06%
$50,000	Constantia Flex First Lien, Term B3 Loan	4.00%	04/30/2022	50,437

Bermuda - 0.68%
97,500	Belmond Interfin Ltd., Euro Term Loan	4.00%	03/19/2021	103,981
500,000	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan	3.75%	06/30/2019	485,000
				588,981

Principal Amount/Description		Rate	Maturity	Value
Canada - 0.60%
$75,000	Air Canada First Lien, Term Loan	3.61%	09/21/2023	$75,641
79,800	GFL Environmental, Inc., Term B Loan	3.75%	09/22/2023	80,366
294,931	Hudson's Bay Company, Initial Term Loan	4.25%	09/30/2022	297,973
60,000	Telesat Canada, Term B-3 Loan	4.50%	11/17/2023	60,956
				514,936
Cayman Islands - 0.37%
316,323	Avago Technologies, Term B-3 Term Loan	3.70%	02/01/2023	321,326

France - 2.57%
235,000	Financiere Mendel, Term B Loan	3.75%	06/30/2021	251,070
220,000	Financiere Verdi II S.A.S, Facility B Term Loan	5.00%	07/21/2023	234,949
144,380	Generale de Sante Development International Services Ltd., Facility B1A Loan	3.19%	10/01/2020	153,406
245,000	Oberthur Technologies Group SAS, First Lien Term B-1 Loan(c)	L+3.75%	12/14/2023	259,149
179,073	SAM Bidco., Facility 3A Assignment	3.50%	12/17/2021	191,093
49,303	SAM Bidco., Facility B3B Assignment	3.50%	12/17/2021	52,613
250,000	SAM Bidco., Facility B6 Assignment	4.24%	12/17/2021	249,375
490,000	Technicolor SA, First Lien Term B Loan	3.50%	11/18/2023	518,378
295,000	Verallia Packaging S.A.S., Facility B2 Term Loan	4.50%	10/31/2022	313,142
				2,223,175
Germany - 1.27%
170,000	Coherent Holding GmbH, Term B Loan	4.25%	08/01/2023	181,998
112,738	Orion Engineered Carbons GmbH (OEC Finance US LLC), Initial Euro Term Loan	3.75%	07/25/2021	120,751
403,850	Springer SBM Two Gmbh, Initial Term B8 Loan	4.75%	08/14/2020	426,790
120,000	Springer Science, First Lien Term B10 Loan	4.75%	06/15/2020	126,807
230,000	Tele Columbus AG, Term Loan	4.50%	01/02/2023	245,303
				1,101,649
Great Britain - 1.90%
250,000	Figaro Bidco Ltd., Facility Term B1 Loan	5.27%	03/29/2023	250,625
403,848	Ineos Finance PLC, Euro Term Loan	4.25%	03/31/2022	430,346
215,000	Intervias Finco Ltd., (fka Optima Sub-Finco Ltd.), C Term Loan	5.87%	01/30/2023	258,706
200,000	Mrh Gb Ltd., First LienTerm B Loan(c)	L+5.00%	12/05/2023	247,651
155,000	Onex Eagle Acquisition Company Ltd., Facility B Tranche 2 Term Loan	4.25%	02/24/2022	160,877
240,000	UMV Gloabal Foods Co. Ltd., Facility B1 Term Loan	4.65%	11/19/2021	294,220
				1,642,425
Ireland - 0.12%
100,000	Valeo Foods Group Ltd., Facility B Term Loan	4.00%	05/06/2022	105,345

Italy - 0.34%
279,130	Inter Media and Communications S.r.l., Term Loan B	5.50%	06/05/2019	293,827

Luxembourg - 2.25%
284,936	Auris Luxembourg III S.A.R.L. (aka Siemens Audiology), Facility B4 Term Loan	4.25%	01/17/2022	287,713
200,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	5.07%	07/30/2021	202,328
100,000	Delta 2 (Lux) S.A.R.L., Facility B3 Term Loan	8.07%	07/29/2022	101,000
27,506	Diaverum Holdings S.A.R.L., Facility C1 France Term Loan	4.00%	04/01/2022	29,238

Principal Amount/Description		Rate	Maturity	Value
$192,494	Diaverum Holdings S.A.R.L., Facility C1 Luxembourg Term Loan	4.00%	04/01/2022	$204,613
291,053	Evergreen Skills Lux S.A.R.L., First Lien Initial Term Loan	5.84%	04/28/2021	266,769
451,209	SIG Combibloc Holdings SCA (fka Onex Wizard Acquisition Company II SCA), Initial Euro Term Loan	3.75%	03/11/2022	477,630
365,000	Telenet International Finance S.A.R.L., Facility Term Loan	3.25%	01/31/2025	377,949
				1,947,240
Netherlands - 1.47%
283,418	Action Holding BV (fka Peer Holdings BV), Term B Loan	4.25%	02/25/2022	302,781
118,748	Jacobs Douwe Egberts International BV (fka Charger OpCo BV), Term B-1 Euro Term Loan	3.00%	07/02/2022	122,466
370,000	Mediq B.V. (fka Media N.V.), Facility B3 Loan	4.50%	02/28/2022	393,438
420,300	Platform Specialty (Macdermid), First Lien Term B Loan	4.75%	10/07/2023	448,329
				1,267,014
Spain - 0.59%
300,000	Ino Holdings Co. S.A.R.L., Facility B Term Loan	5.25%	08/30/2023	316,585
180,000	Livister Investments, S.L.U., Facility B Term Loan	4.38%	06/28/2021	191,845
				508,430
Sweden - 0.37%
300,000	Verisure Midholding AB, Facility B1A Term Loan	4.50%	10/10/2022	319,277

United Kingdom - 0.15%
101,214	Multi Packaging Solutions Global Holdings Ltd. (fka Chesapeake Finance 2 Limited), Sterling Tranche B Term Loan Retired 10/14/2016	5.00%	09/30/2020	125,360
				125,360
United States - 24.10%
276,398	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan	3.75%	02/16/2023	279,869
418,410	Access CIG LLC, First Lien Term B Loan	6.00%	10/18/2021	420,208
40,000	Al Aqua Merger Sub, Inc. (aka Culligan International Company), First Lien B Term Loan(c)	L+4.00%	12/13/2023	40,388
80,000	A-L Parent LLC (aka Learfield Communications), First Lien Term Loan	4.25%	12/01/2023	81,200
40,000	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Incremental Term Loan	3.51%	12/15/2023	40,485
105,000	American Builders & Contractors Supply Co., First Lien Term Loan	10.25%	09/22/2023	106,152
250,000	American Renal Holdings, Inc., First Lien Term Loan(c)	L+3.50%	08/20/2019	251,094
550,875	American Rock Salt Co. LLC, First Lien Term Loan	4.75%	05/20/2021	552,978
42,294	Arch Coal, Inc., Term Loan	10.00%	10/05/2021	43,052
244,630	AssuredPartners, Inc., Term Loan	5.25%	10/21/2022	248,483
390,500	Asurion LLC, Incremental Tranche B-4 Term Loan	5.00%	08/04/2022	396,211

Principal Amount/Description		Rate	Maturity	Value
$655,025	AVSC Holding Corp., Tranche 1 Incremental Term Loan	4.50%	01/25/2021	$656,663
365,000	Bass Pro Group LLC, First Lien Term Loan(c)	L+5.00%	11/14/2023	362,067
349,787	Berry Plastics Corp., Term H Loan	3.75%	10/01/2022	353,778
25,000	Bright Horizons (fka Bright Horizons Family Solutions), Incremental Term Loan	3.50%	11/07/2023	25,258
350,100	Caesars Entertainment Resort Properties LLC, Term B Loan	7.00%	10/11/2020	353,930
365,000	Calpine Corp., First Lien Bridge Term Loan	1.75%	11/03/2017	366,825
79,800	Camelot Finance LP (aka Thomson Reuters Intellectual Property & Science), Initial Term Loan	4.75%	09/15/2023	81,083
35,000	Camping World Good Sam, First Lien Term B Loan	4.50%	11/03/2023	35,598
195,502	Catalent Pharma Solutions, Inc. (fka Cardinal Health 409, Inc.), Extended Euro Term Loan	3.50%	05/20/2021	207,596
225,865	Cengage Learning, Inc., Refinancing Term Loan	5.25%	06/07/2023	220,949
51,309	Charter Nex Films, Inc., First Lien Tem B Loan	5.25%	02/07/2022	51,822
100,000	CHG Healthcare Services, Inc. (fka CHG Buyer Corporation) First Lien Term Loan(c)	L+3.75%	06/07/2023	101,313
553,000	Communications Sales & Leasing, Inc., Term Loan	4.50%	10/24/2022	561,710
361,930	CPI Buyer LLC, First Lien Initial Term Loan	5.50%	08/16/2021	358,311
99,379	DH Publishing, L.P., Term B-4 Loan	3.38%	08/22/2022	100,145
47,143	Donnelley Financial First Lien, Term B Loan	5.00%	09/27/2023	55,665
295,000	Element Materials Technology Group US Holdings, Inc., Term B2 Loan	4.75%	02/22/2023	311,308
161,197	Emmis Operating Co., Term Loan	7.00%	06/10/2021	149,107
438,750	Encompass Digital Media, Inc., First Lien Tranche B Term Loan	5.50%	06/06/2021	420,081
150,000	Encompass Digital Media, Inc., Second Lien Tranche B Term Loan	8.75%	06/06/2022	131,250
515,000	Envision Healthcare Corp., First Lien Term B Loan(c)	L+3.00%	11/15/2023	521,762
185,000	Equinix, Inc., Sterling Term B Loan(c)	L+3.00%	12/07/2023	196,444
243,108	Excelitas Technology Corp., Term B Loan	6.00%	11/02/2020	239,461
70,000	Fitness International LLC, Term B Loan	6.00%	07/01/2020	70,197
165,321	GCI Holdings Term B Loan	3.77%	02/02/2022	166,199
55,000	Genoa, a QoL Healthcare Company LLC, First Lien Term Loan	4.75%	10/30/2023	55,688
253,724	Getty Images, Inc., Initial Term Loan	4.75%	10/18/2019	222,798
160,684	GOBP Holdings, Inc., First Lien Initial Term Loan	5.00%	10/21/2021	160,885
175,000	Greeneden U.S. Holgings I LLC Inital Dollar Term Loan	6.25%	12/01/2023	178,555
342,413	HD Supply, Inc., Incremental Term Loan Retired 10/17/2016	3.59%	08/13/2021	344,714
224,250	Hi-Crush Partners LP, Advance Term Loan	4.75%	04/28/2021	217,242
292,500	HUB International Ltd., Initial Term Loan	4.00%	10/02/2020	295,176
219,067	Hudson Products Holdings, Inc., Term Loan	5.00%	03/15/2019	196,020
678,125	Jaguar Holding Co. I (aka Pharmaceutical Product Development, Inc.), Initial Term Loan	4.25%	08/18/2022	686,602
724,525	JBS USA LLC, 2015 Incremental Term Loan	4.00%	10/30/2022	733,277
363,341	Keurig Green Mountain, Inc., Term B Euro Loan	5.00%	03/03/2023	389,702
379,237	Kleopatra Holdings 2, Initial U.S. Dollar Term Loan	4.25%	04/28/2020	383,989

Principal Amount/Description		Rate	Maturity	Value
$90,000	Landry's, Inc. (fka Lamdry's Restaurants, Inc.), Term B Loan	4.00%	09/19/2023	$91,053
275,239	Life Time Fitness, Inc., Closing Date Term Loan	4.25%	06/10/2022	278,179
178,462	Manitowoc Foodservice, Inc., Term B Loan	5.75%	03/03/2023	181,585
82,704	MGOC, Inc. (fka Media General, Inc.), Term B Loan	4.00%	07/31/2020	82,820
190,137	Michaels Stores, Inc., New Replacement Term B-1 Loan	3.75%	01/28/2023	192,618
64,838	Monitronics International Inc., Term B-2 Loan	6.50%	09/21/2022	65,752
145,736	Navistar, Inc., Tranche B Term Loan	6.50%	08/07/2020	147,776
99,750	NBTY, Inc., Sterling Term B Loan	6.25%	04/26/2023	124,205
539,738	Neiman Marcus Group, Inc., Other Term Loan	4.25%	10/25/2020	470,786
118,651	New Millennium Holdco, Inc., (Millennium Health LLC), Closing Date Term Loan	7.50%	12/21/2020	61,066
370,000	Nexstar Broadcasting, First Lien Term B Loan(c)	L+3.00%	09/22/2023	373,757
93,575	NM Z Parent, Inc., (aka Zep, Inc.), Initial Term Loan Retired 11/04/2016	5.00%	06/27/2022	94,633
59,980	NVA Holdings, Inc., Incremental B1 Term Loan	5.50%	08/14/2021	60,279
162,484	Ortho-Clinical Diagnostics Holdings Luxembourg S.A.R.L., Initial Term Loan	4.75%	06/30/2021	162,028
109,632	OSG International Inc., (OIN Delaware LLC), Initial Term Loan	5.75%	08/05/2019	107,112
227,125	Paragon Offshore Finance Co., Term Loan	5.50%	07/16/2021	86,119
79,340	Penn Engineering & Manufacturing Corp., Incremental Tranche C Term Loan	4.00%	08/27/2021	84,477
65,000	ProAmpac PG Borrower LLC, Initial Term Loan	5.00%	11/20/2023	65,864
180,000	Quikrete Holdings, Inc., First Lien Term Loan	4.00%	11/04/2023	182,063
405,000	RP Crown Parent LLC, Initial Term Loan	4.50%	10/12/2023	410,113
60,000	Sable International Finance Ltd., First Lien Term B Loan	5.65%	12/31/2022	60,905
433,400	SBA Senior Finance II LLC, Incremental Tranche B-2 Term Loan	3.27%	06/10/2022	437,064
163,387	Scientific Games International, Inc., Initial Term B2 Loan	6.00%	10/01/2021	165,723
217,800	Securus Technologies Holdings, Inc., First Lien Incremental Term Loan	5.25%	04/17/2020	217,531
250,000	Sedgwick Claims Management Services, Inc., Second Lien Term Loan	6.75%	02/28/2022	250,313
175,000	Servicemaster Company, LLC, Tranche C Term Loan	3.27%	11/08/2023	175,919
107,525	Signode Industrial Group Lux S.A. (Signode Industrial Group US, Inc.), Initial Term Loan	4.00%	05/01/2021	114,662
223,138	Smart & Final Stores LLC, First Lien Term Loan	4.50%	11/15/2022	223,069
199,500	Solenis International LP, Tranche C Term Loan	5.00%	07/31/2021	212,432
273,625	Solera Holdings, Inc., Euro Term Loan	5.75%	02/28/2023	293,325
47,568	Spectrum Brands, Inc., Euro Term Loan	3.50%	06/23/2022	50,698
113,850	Sterigenics-Nordion Holdings LLC, Initial Term Loan	4.25%	05/16/2022	114,633
25,000	Tempe Holldco Corp., First Lien Term B Loan	3.88%	11/04/2023	25,297
148,500	TI Group Automotive Systems LLC, Initial Euro Term Loan	4.50%	06/30/2022	158,077
142,090	TI Group Automotive Systems LLC, Initial US Term Loan	4.50%	06/30/2022	144,320
220,782	Toys “R” US Property Co. I LLC, Initial Term Loan	6.00%	08/21/2019	216,550
437,630	Trans Union LLC, Term B-2 Loan	3.52%	04/09/2021	443,299
452,337	TransDigm, Inc., Tranche E Term Loan	4.00%	05/16/2022	458,043

Principal Amount/Description		Rate	Maturity	Value
$60,000	Ultra Resources, Inc., Revolving Credit Term Loan	6.25%	10/06/2020	$56,438
49,867	Univision Communications, Inc., Replacement First Lien Term Loan	4.00%	03/01/2020	50,205
173,250	US Renal Care, Inc., First Lien Initial Term Loan	5.25%	12/30/2022	163,483
151,513	Utex Industries, Inc., First Lien Initial Term Loan	5.00%	05/21/2021	141,854
270,129	Versum Materials, Inc., Term Loan	3.50%	09/29/2023	272,133
219,450	Western Digital Corp., Euro Term B Loan(c)	6.00%	04/29/2023	234,758
260,000	Windstream Services LLC (fka Windstream Corporation), Term B6 Loan	4.75%	03/29/2021	262,519
136,359	York Risk Services Holding Corp., Term Loan	4.75%	10/01/2021	129,711
				20,818,536

TOTAL BANK LOANS (Cost $32,806,485)				31,827,958

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD DEBT- 29.23%
Australia - 0.07%
$55,000	BlueScope Steel Finance Ltd. / BlueScope Steel Finance USA LLC(d)	6.50%	05/15/2021	58,416

Bermuda - 0.09%
65,000	Weatherford International Ltd.	7.75%	06/15/2021	65,894
10,000	Weatherford International Ltd.	4.50%	04/15/2022	8,725
5,000	Weatherford International Ltd.	8.25%	06/15/2023	5,100
				79,719
Canada - 1.58%
70,000	1011778 BC ULC / New Red Finance, Inc.(d)	4.63%	01/15/2022	71,575
65,000	Baytex Energy Corp.(d)	5.13%	06/01/2021	58,988
25,000	Bombardier, Inc.(d)	6.00%	10/15/2022	23,625
170,000	Cascades, Inc.(d)	5.50%	07/15/2022	173,400
15,000	Cascades, Inc.(d)	5.75%	07/15/2023	15,300
100,000	Cott Corp.(d)	5.50%	07/01/2024	111,936
85,000	Eldorado Gold Corp.(d)	6.13%	12/15/2020	86,700
100,000	First Quantum Minerals Ltd.(d)	7.25%	05/15/2022	99,000
20,000	HudBay Minerals, Inc.(d)	7.25%	01/15/2023	20,750
30,000	HudBay Minerals, Inc.(d)	7.63%	01/15/2025	31,256
90,000	Open Text Corp.(d)	5.63%	01/15/2023	94,275
70,000	Open Text Corp.(d)	5.88%	06/01/2026	74,025
35,875	Precision Drilling Corp.	6.63%	11/15/2020	36,592
60,000	Precision Drilling Corp.(d)	7.75%	12/15/2023	63,600
55,000	Teck Resources Ltd.(d)	8.50%	06/01/2024	63,525
390,000	Valeant Pharmaceuticals International, Inc.(d)	5.38%	03/15/2020	331,500
10,000	Valeant Pharmaceuticals International, Inc.(d)	5.63%	12/01/2021	7,800
				1,363,847
France - 0.91%
110,000	Crown European Holdings SA(d)	2.63%	09/30/2024	113,765
100,000	Holding Medi-Partenaires SAS(e)	7.00%	05/15/2020	111,081
115,000	HomeVi SAS(d)	6.88%	08/15/2021	129,907
290,000	Numericable-SFR SAS(e)	5.63%	05/15/2024	322,965
100,000	SPCM SA(e)	2.88%	06/15/2023	105,528
				783,246

Principal Amount/Description		Rate	Maturity	Value
Germany - 0.47%
$65,000	IHO Verwaltungs GmbH(d)(f)	4.50%	09/15/2023	$63,700
120,000	IHO Verwaltungs GmbH(e)(f)	3.25%	09/15/2023	130,499
100,000	Unitymedia GmbH(e)	3.75%	01/15/2027	100,097
105,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(e)	4.00%	01/15/2025	115,502
				409,798
Great Britain - 2.57%
150,000	Arqiva Broadcast Finance PLC(e)	9.50%	03/31/2020	197,690
100,000	Boparan Finance PLC(e)	5.50%	07/15/2021	120,929
100,000	IDH Finance PLC(d)	6.25%	08/15/2022	120,159
100,000	IDH Finance PLC(d)(g)	6.40%	08/15/2022	120,775
200,000	Inmarsat Finance PLC(d)	6.50%	10/01/2024	203,500
100,000	Inovyn Finance PLC(d)	6.25%	05/15/2021	112,119
110,000	Iron Mountain Europe PLC(e)	6.13%	09/15/2022	144,376
100,000	Moto Finance PLC(d)	6.38%	09/01/2020	128,778
130,000	Synlab Bondco PLC(d)	6.25%	07/01/2022	149,845
150,000	TA MFG. Ltd.(d)	3.63%	04/15/2023	160,791
200,000	Tullow Oil PLC(d)	6.00%	11/01/2020	191,500
230,000	Virgin Media Finance PLC(e)	7.00%	04/15/2023	307,546
100,000	Vougeot Bidco PLC(d)	7.88%	07/15/2020	128,764
100,000	Vougeot Bidco PLC(e)	7.88%	07/15/2020	128,765
				2,215,537
Ireland - 0.18%
135,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.(d)	6.75%	05/15/2024	152,567

Italy - 0.14%
110,000	LKQ Italia Bondco SpA(d)	3.88%	04/01/2024	123,637

Jersey - 0.53%
150,000	AA Bond Co. Ltd.(d)	5.50%	07/31/2022	189,706
120,000	CPUK Finance Ltd.(d)	7.00%	08/28/2020	157,131
100,000	Lincoln Finance Ltd.(d)	6.88%	04/15/2021	114,754
				461,591
Luxembourg - 2.44%
100,000	Altice Financing SA(d)	5.25%	02/15/2023	112,094
100,000	Altice Luxembourg SA(e)	7.25%	05/15/2022	112,897
305,000	ArcelorMittal	6.50%	03/01/2021	335,500
116,000	Capsugel SA(d)(f)	7.00%	05/15/2019	117,087
200,000	FAGE International SA/ FAGE USA Dairy Industry, Inc.(d)	5.63%	08/15/2026	201,000
125,000	Hanesbrands Finance Luxembourg SCA(d)	3.50%	06/15/2024	137,963
135,000	Intelsat Jackson Holdings SA	7.50%	04/01/2021	103,612
105,000	Intelsat Jackson Holdings SA(d)	8.00%	02/15/2024	108,413
140,000	Matterhorn Telecom SA(d)	3.88%	05/01/2022	152,691
100,000	SIG Combibloc Holdings SCA(d)	7.75%	02/15/2023	113,644
100,000	Telenet Finance VI Luxembourg SCA(e)	4.88%	07/15/2027	110,255
480,000	Wind Acquisition Finance SA(d)	7.38%	04/23/2021	500,400
				2,105,556
Netherlands - 0.85%
130,000	Alcoa Nederland Holding BV(d)	6.75%	09/30/2024	141,375
25,000	Alcoa Nederland Holding BV(d)	7.00%	09/30/2026	27,438
220,000	Darling Global Finance BV(d)	4.75%	05/30/2022	246,426
115,000	UPC Holding BV(e)	6.75%	03/15/2023	132,268

Principal Amount/Description		Rate	Maturity	Value
$175,000	Ziggo Bond Finance BV(e)	4.63%	01/15/2025	$188,956
				736,463
United States - 19.40%
110,000	Acadia Healthcare Co., Inc.	5.13%	07/01/2022	109,862
55,000	Acadia Healthcare Co., Inc.	5.63%	02/15/2023	55,275
75,000	ACCO Brands Corp.(d)	5.25%	12/15/2024	75,703
90,000	AECOM	5.75%	10/15/2022	95,580
95,000	AES Corp.	6.00%	05/15/2026	96,900
75,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(d)	6.63%	06/15/2024	78,375
110,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC(d)	5.75%	03/15/2025	109,175
110,000	Allegion US Holding Co., Inc.	5.75%	10/01/2021	115,225
125,000	American Builders & Contractors Supply Co., Inc.(d)	5.63%	04/15/2021	129,375
36,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	37,957
135,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.63%	05/20/2024	138,712
40,000	AmeriGas Partners LP / AmeriGas Finance Corp.	5.50%	05/20/2025	40,550
130,000	Amsurg Corp.	5.63%	07/15/2022	134,517
20,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.(d)	5.38%	09/15/2024	20,450
35,000	Antero Resources Corp.	5.38%	11/01/2021	35,919
15,000	Antero Resources Corp.	5.13%	12/01/2022	15,225
30,000	Antero Resources Corp.	5.63%	06/01/2023	30,862
125,000	Apex Tool Group LLC(d)	7.00%	02/01/2021	112,500
100,000	Argos Merger Sub, Inc.(d)	7.13%	03/15/2023	102,250
56,000	Ashtead Capital, Inc.(d)	6.50%	07/15/2022	58,940
15,000	Ashtead Capital, Inc.(d)	5.63%	10/01/2024	15,787
115,000	Axalta Coating Systems(d)	4.25%	08/15/2024	126,191
10,000	B&G Foods, Inc.	4.63%	06/01/2021	10,250
160,000	BlueLine Rental Finance Corp.(d)	7.00%	02/01/2019	156,800
85,000	Boyd Gaming Corp.(d)	6.38%	04/01/2026	91,970
35,000	Carrizo Oil & Gas, Inc.	6.25%	04/15/2023	36,050
75,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.13%	05/01/2023	77,437
45,000	CCO Holdings LLC / CCO Holdings Capital Corp.(d)	5.88%	04/01/2024	48,150
70,000	Centene Corp.	5.63%	02/15/2021	73,773
30,000	Centene Corp.	4.75%	05/15/2022	30,450
45,000	Centene Corp.	6.13%	02/15/2024	47,531
105,000	CenturyLink, Inc.	5.63%	04/01/2025	100,144
100,000	Cheniere Corpus Christi Holdings LLC(d)	7.00%	06/30/2024	108,750
80,000	Chesapeake Energy Corp.	5.38%	06/15/2021	75,400
105,000	Chesapeake Energy Corp.(d)	8.00%	01/15/2025	107,494
180,000	CHS/Community Health Systems, Inc.	6.88%	02/01/2022	126,000
125,000	Churchill Downs, Inc.	5.38%	12/15/2021	130,312
105,000	CITGO Petroleum Corp.(d)	6.25%	08/15/2022	109,725
100,000	Cliffs Natural Resources, Inc.(d)	8.25%	03/31/2020	110,000
90,000	CNH Industrial Capital LLC	4.38%	11/06/2020	92,587
105,000	CommScope, Inc.(d)	5.50%	06/15/2024	109,069
20,000	CoreCivic, Inc.	5.00%	10/15/2022	20,050
100,000	CoreCivic, Inc.	4.63%	05/01/2023	99,000
155,000	Covanta Holding Corp.	6.38%	10/01/2022	158,052
10,000	CSC Holdings LLC	5.25%	06/01/2024	9,800
185,000	CSC Holdings LLC(d)	5.50%	04/15/2027	187,775

Principal Amount/Description		Rate	Maturity	Value
$5,000	DaVita HealthCare Partners, Inc.	5.00%	05/01/2025	$4,931
125,000	DaVita, Inc.	5.13%	07/15/2024	124,922
145,000	DBP Holding Corp.(d)	7.75%	10/15/2020	100,050
40,000	Denbury Resources, Inc.(d)	9.00%	05/15/2021	43,500
120,000	Denbury Resources, Inc.	5.50%	05/01/2022	105,300
115,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp(d)	5.45%	06/15/2023	122,022
55,000	DISH DBS Corp.	5.88%	07/15/2022	58,025
5,000	DISH DBS Corp.	5.88%	11/15/2024	5,164
55,000	DISH DBS Corp.	7.75%	07/01/2026	62,150
15,000	DISH DBS Corp.	5.00%	03/15/2023	14,962
65,000	Dynegy, Inc.	6.75%	11/01/2019	66,462
85,000	Endo Finance LLC(d)	5.75%	01/15/2022	76,075
80,000	Energizer SpinCo, Inc.(d)	5.50%	06/15/2025	80,400
5,000	Energy Transfer Equity LP	5.88%	01/15/2024	5,187
120,000	EnerSys(d)	5.00%	04/30/2023	121,050
150,000	Envision Healthcare Corp.(d)	5.13%	07/01/2022	150,187
150,000	ESH Hospitality, Inc.(d)	5.25%	05/01/2025	149,625
30,000	FBM Finance, Inc.(d)	8.25%	08/15/2021	31,800
400,000	First Data Corp.(d)	7.00%	12/01/2023	427,000
170,000	First Quality Finance Co., Inc.(d)	4.63%	05/15/2021	169,150
140,000	Flexi-Van Leasing, Inc.(d)	7.88%	08/15/2018	128,100
180,000	Frontier Communications Corp.	6.88%	01/15/2025	153,225
60,000	GLP Capital LP / GLP Financing II, Inc.	5.38%	04/15/2026	62,724
90,000	Gulfport Energy Corp.	6.63%	05/01/2023	94,500
225,000	HCA Holdings, Inc.	6.25%	02/15/2021	242,719
15,000	HCA, Inc.	5.25%	06/15/2026	15,544
185,000	HCA, Inc.	5.88%	05/01/2023	197,025
165,000	HD Supply, Inc.(d)	5.75%	04/15/2024	174,603
5,000	HealthSouth Corp.	5.13%	03/15/2023	4,975
135,000	HealthSouth Corp.	5.75%	11/01/2024	137,362
105,000	HUB International Ltd.(d)	7.88%	10/01/2021	111,186
25,000	Hughes Satellite Systems Corp.(d)	5.25%	08/01/2026	24,562
25,000	Hughes Satellite Systems Corp.(d)	6.63%	08/01/2026	25,188
105,000	Huntington Ingalls Industries, Inc.(d)	5.00%	11/15/2025	109,331
220,000	IMS Health, Inc.(d)	4.13%	04/01/2023	245,473
155,000	Ingles Markets, Inc.	5.75%	06/15/2023	160,037
100,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co.(d)	6.88%	02/15/2019	90,000
100,000	Jaguar Holding Co. II / Pharmaceutical Product Development LLC(d)	6.38%	08/01/2023	107,250
120,000	JBS USA LLC / JBS USA Finance, Inc.(d)	7.25%	06/01/2021	125,100
75,000	Jones Energy Holdings LLC / Jones Energy Finance Corp.	6.75%	04/01/2022	71,812
75,000	Kennedy-Wilson, Inc.	5.88%	04/01/2024	76,687
95,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(d)	5.00%	06/01/2024	97,256
90,000	Lamar Media Corp.	5.75%	02/01/2026	95,062
5,000	Laredo Petroleum, Inc.	5.63%	01/15/2022	5,063
85,000	Laredo Petroleum, Inc.	6.25%	03/15/2023	88,400
135,000	Level 3 Financing, Inc.	5.13%	05/01/2023	135,844
35,000	Level 3 Financing, Inc.	5.38%	01/15/2024	35,437
80,000	LifePoint Health, Inc.	5.50%	12/01/2021	83,250
95,000	LifePoint Health, Inc.(d)	5.38%	05/01/2024	93,290
93,000	Linn Energy LLC / Linn Energy Finance Corp.(d)(h)	12.00%	12/15/2020	81,608
30,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC(d)	4.88%	04/15/2020	30,262

Principal Amount/Description		Rate	Maturity	Value
$100,000	Mallinckrodt International Finance SA /Mallinckrodt CB LLC(d)	5.75%	08/01/2022	$96,750
5,000	Mallinckrodt International Finance SA /Mallinckrodt CB LLC(d)	5.63%	10/15/2023	4,688
95,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.(d)	5.63%	05/01/2024	99,750
110,000	Milacron LLC / Mcron Finance Corp.(d)	7.75%	02/15/2021	113,575
80,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%	03/01/2024	84,100
115,000	Natural Resource Partners LP / NRP Finance Corp.	9.13%	10/01/2018	111,550
10,000	NCR Corp.	5.88%	12/15/2021	10,513
65,000	Neiman Marcus Group Ltd. LLC(d)(f)	8.75%	10/15/2021	46,313
5,000	Newfield Exploration Co.	5.63%	07/01/2024	5,238
65,000	Nielsen Finance LLC / Nielsen Finance Co.(d)	5.00%	04/15/2022	66,381
60,000	Novelis Corp.(d)	6.25%	08/15/2024	63,750
70,000	Novelis Corp.(d)	5.88%	09/30/2026	70,875
135,000	NRG Energy, Inc.	6.63%	03/15/2023	136,013
140,000	NRG Yield Operating LLC(d)	5.00%	09/15/2026	134,400
65,000	Oasis Petroleum, Inc.	6.88%	03/15/2022	66,950
35,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	36,050
90,000	Party City Holdings, Inc.(d)	6.13%	08/15/2023	94,500
50,000	Performance Food Group, Inc.(d)	5.50%	06/01/2024	50,500
110,000	PHI, Inc.	5.25%	03/15/2019	103,950
70,000	Pilgrim's Pride Corp.(d)	5.75%	03/15/2025	70,350
115,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.	4.88%	05/01/2021	118,738
80,000	Plantronics, Inc.(d)	5.50%	05/31/2023	81,000
140,000	Plastipak Holdings, Inc.(d)	6.50%	10/01/2021	147,000
80,000	Post Holdings, Inc.(d)	6.00%	12/15/2022	83,900
25,000	Post Holdings, Inc.(d)	7.75%	03/15/2024	27,875
65,000	Post Holdings, Inc.(d)	5.00%	08/15/2026	62,400
135,000	Prestige Brands, Inc.(d)	5.38%	12/15/2021	139,725
100,000	PSPC Escrow Corp.(d)	6.00%	02/01/2023	106,168
50,000	Range Resources Corp.(d)	5.00%	08/15/2022	49,938
30,000	Range Resources Corp.	4.88%	05/15/2025	29,212
65,000	Rent-A-Center, Inc.	6.63%	11/15/2020	59,800
95,000	Rent-A-Center, Inc.	4.75%	05/01/2021	79,439
65,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(d)	5.13%	07/15/2023	66,138
60,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC(d)	7.00%	07/15/2024	63,863
145,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	149,712
90,000	RHP Hotel Properties LP / RHP Finance Corp.	5.00%	04/15/2023	91,350
60,000	Rite Aid Corp.(d)	6.13%	04/01/2023	64,725
170,000	Sabine Pass Liquefaction LLC	5.63%	04/15/2023	181,475
50,000	Sabine Pass Liquefaction LLC(d)	5.88%	06/30/2026	54,063
50,000	Sabine Pass Liquefaction LLC(d)	5.00%	03/15/2027	50,625
75,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	78,281
150,000	SBA Communications Corp.	4.88%	07/15/2022	152,625
15,000	SBA Communications Corp.(d)	4.88%	09/01/2024	14,850
155,000	Scientific Games International, Inc.(d)	7.00%	01/01/2022	167,013
75,000	Sequa Corp.(d)	7.00%	12/15/2017	42,000
120,000	Six Flags Entertainment Corp.(d)	4.88%	07/31/2024	118,800
15,000	SM Energy Co.	6.13%	11/15/2022	15,263
20,000	SM Energy Co.	6.75%	09/15/2026	20,700
135,000	Smithfield Foods, Inc.	6.63%	08/15/2022	143,100

Principal Amount/Description		Rate	Maturity	Value
$15,000	Southwestern Energy Co.	4.10%	03/15/2022	$14,247
70,000	Southwestern Energy Co.	6.70%	01/23/2025	71,925
100,000	Spectrum Brands, Inc.(d)	4.00%	10/01/2026	108,606
520,000	Sprint Corp.	7.25%	09/15/2021	553,800
65,000	SS&C Technologies Holdings, Inc.	5.88%	07/15/2023	67,681
60,000	Standard Industries, Inc.(d)	5.50%	02/15/2023	62,406
150,000	Standard Industries, Inc.(d)	6.00%	10/15/2025	158,625
85,000	Steel Dynamics, Inc.	5.13%	10/01/2021	89,075
20,000	Steel Dynamics, Inc.	5.50%	10/01/2024	21,250
195,000	Summit Materials LLC / Summit Materials Finance Corp.	6.13%	07/15/2023	201,092
150,000	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp.	7.38%	02/01/2020	150,000
105,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.75%	03/15/2024	113,138
40,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(d)	5.13%	02/01/2025	39,850
15,000	Tempur Sealy International, Inc.	5.63%	10/15/2023	15,563
160,000	Tempur Sealy International, Inc.	5.50%	06/15/2026	161,200
125,000	Tenet Healthcare Corp.	4.50%	04/01/2021	125,000
110,000	Tenet Healthcare Corp.(d)	7.50%	01/01/2022	114,950
75,000	Tenet Healthcare Corp.	6.75%	06/15/2023	66,188
50,000	Tenneco, Inc.	5.38%	12/15/2024	51,890
105,000	TerraForm Power Operating LLC(d)(i)	6.38%	02/01/2023	106,838
115,000	The GEO Group, Inc.	5.13%	04/01/2023	110,975
110,000	The Goodyear Tire & Rubber Co.	5.13%	11/15/2023	113,850
160,000	T-Mobile USA, Inc.	6.00%	03/01/2023	169,400
145,000	T-Mobile USA, Inc.	6.00%	04/15/2024	153,156
145,000	TMS International Corp.(d)	7.63%	10/15/2021	139,200
95,000	TreeHouse Foods, Inc.(d)	6.00%	02/15/2024	99,988
45,000	Tronox Finance LLC	6.38%	08/15/2020	42,300
110,000	Tronox Finance LLC(d)	7.50%	03/15/2022	103,125
55,000	Ultra Petroleum Corp.(d)(h)	6.13%	10/01/2024	51,975
40,000	United Rentals NA	5.88%	09/15/2026	41,350
80,000	United Rentals North America, Inc.	5.50%	07/15/2025	81,900
125,000	Univision Communications, Inc.(d)	5.13%	05/15/2023	123,594
10,000	USG Corp.(d)	5.50%	03/01/2025	10,313
125,000	VWR Funding, Inc.(d)	4.63%	04/15/2022	137,022
70,000	Walter Investment Management Corp.	7.88%	12/15/2021	56,963
100,000	Watco Cos. LLC / Watco Finance Corp.(d)	6.38%	04/01/2023	104,000
120,000	WMG Acquisition Corp.(d)	4.13%	11/01/2024	131,276
				16,762,421

TOTAL HIGH YIELD DEBT (Cost $25,582,843)				25,252,798

Shares/Description		Value
SHORT-TERM INVESTMENTS - 8.39%
7,250,330	State Street Institutional Trust (7 Day Yield 0.37%)	7,250,330

TOTAL SHORT-TERM INVESTMENTS (Cost $7,250,330)		7,250,330

Shares/Description	Value
TOTAL INVESTMENTS - 100.64%
(Cost $88,838,705)	$86,952,769
CASH SEGREGATED AT CUSTODIAN FOR FORWARD FOREIGN CURRENCY CONTRACTS AND TOTAL RETURN SWAP CONTRACTS - 0.29%	250,000
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.93)%	(803,921)
NET ASSETS - 100.00%	$86,398,848

(a)	Non-income producing security.
(b)	Private Placement: these securities may only be resold in transactions exempt from registration under the Securities Act of 1933.
(c)
All or a portion of this position has not settled as of December 31, 2016. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the Euro Interbank Offered Rate ("EURIBOR" or "E") or the applicable LIBOR/EURIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR/EURIBOR will be established.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $14,199,267, which represents approximately 16.43% of net assets as of December 31, 2016.

(e)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Trustees. As of December 31, 2016, the aggregate fair value of those securities was $2,329,354, representing 2.70% of net assets.

(f)	Pay-in-kind securities.
(g)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2016.
(h)	Security is currently in default.
(i)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2016.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation
State Street
Boston	EUR	431,148	Purchase	01/06/2017	$453,899	$5,138
State Street
Boston	EUR	12,001,142	Sale	01/06/2017	12,634,404	160,134
State Street
Boston	GBP	2,310,314	Sale	01/06/2017	2,847,398	90,212
						$255,484

Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Depreciation
State Street
Boston	GBP	15,561	Purchase	01/06/2017	$19,178	$(263)
State Street
Boston	EUR	961,895	Sale	01/06/2017	1,012,652	(7,939)
						$(8,203)

*	The contracted amount is stated in the currency in which the security is denominated.

1. ORGANIZATION

The RiverNorth Funds (the “Trust” or “Funds”) was established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”).  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value.  All classes of shares for each of the Funds have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Funds are considered investment companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies.

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of the Trust on July 18, 2006 and commenced investment operations on December 27, 2006. The Core Opportunity Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree Capital,” and with DoubleLine, each a “Sub-Adviser” or collectively, the “Sub-Advisers”).  The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The Schedule of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2016.

Security Valuation:  The Funds’ assets and other financial instruments are generally valued at their fair value using market quotations.  If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Related Income:  The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Other:  The Funds hold certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Principal Investment Risks:  All mutual funds carry a certain amount of risk. For more information on the related risks of investing in the Funds please refer to the prospectus.

3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or  indirectly) for substantially the full term of the asset or liability; and

●
Level 3 – Significant unobservable prices or inputs (including the Funds’ own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, rights, closed-end funds, exchange-traded funds, preferred stocks, business development companies, and business development company senior notes are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or a Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including short term investments and open-end funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, U.S. Government bonds and notes, foreign government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, bank loans, collateralized loan obligations, contingent convertible securities, municipal bonds, and high yield debt, as well as non-exchange traded derivatives, including forward foreign currency contracts and total return swaps, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Total Return swaps are valued based on a formula of the underlying asset’s nightly value, the Overnight London‐Interbank Offered Rate (“USD‐LIBOR”) and an annual fee or various agreed upon inputs. Foreign Currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. eastern time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2016 in valuing the Funds’ assets and liabilities:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$443,627,520	$–	$–	$443,627,520
Business Development Companies	7,378,524	–	–	7,378,524
Exchange-Traded Funds	54,243,792	–	–	54,243,792
Preferred Stocks	1,576,048	–	–	1,576,048
Short-Term Investments	90,132,725	–	–	90,132,725
Total	$596,958,609	$–	$–	$596,958,609

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$147,021	$–	$147,021
Total	$–	$147,021	$–	$147,021

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$528,834,147	$–	$–	$528,834,147
Business Development Companies	49,204,593	–	–	49,204,593
Open-End Funds	26,837,977	–	–	26,837,977
Preferred Stocks	15,931,356	–	–	15,931,356
Business Development Company Senior
Notes	21,226,747	–	–	21,226,747
Foreign Corporate Bonds	–	33,104,446	–	33,104,446
U.S. Corporate Bonds	–	64,533,479	–	64,533,479
Foreign Government Bonds and Notes,Supranationals and Foreign Agencies	–	5,216,411	–	5,216,411
Collateralized Loan Obligations	–	14,601,673	–	14,601,673
Contingent Convertible Securities	–	989,699	–	989,699
Non-Agency Collateralized Mortgage Obligations	–	442,287,037	–	442,287,037
U.S. Government Bonds and Notes	–	109,266,209	–	109,266,209
Municipal Bonds	–	24,742,812	–	24,742,812
U.S. Government /Agency Mortgage Backed Securities	–	217,926,968	–	217,926,968
Short-Term Investments	498,134,051	–	–	498,134,051
Total	$1,140,168,871	$912,668,734	$–	$2,052,837,605

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Total Return Swap Contracts	$–	$198,661	$–	$198,661
Total	$–	$198,661	$–	$198,661

High Income Fund
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Business Development Companies	$317,067	$–	$–	$317,067
Closed-End Funds	22,298,308	–	–	22,298,308
Common Stocks	–	6,309	–	6,309
Bank Loans	–	31,537,772	–	31,537,772
High Yield Debt	–	25,252,798	–	25,252,798
Short-Term Investments	7,250,330	–	–	7,250,330
Total	$29,865,705	$56,796,879	$–	$86,662,584

	Valuation Inputs
Other Financial Instruments**	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Contracts	$–	$255,484	$–	$255,484
Liabilities
Forward Foreign Currency Contracts	–	(8,202)	–	(8,202)
Total	$–	$247,282	$–	$247,282

*	Refer to each Fund’s Schedule of Investments for a listing of securities by type.
**	Other financial instruments are derivative instruments reflected in the Schedule of Investments.

It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented.

4. DERIVATIVE FINANCIAL INSTRUMENTS

The following discloses the Funds’ use of derivative instruments.  The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts such as  total return swap contracts and forward foreign currency contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives

The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.  Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Forward Foreign Currency Contracts

The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. During the three months ended December 31, 2016, the High Income Fund engaged in forward foreign currency contracts. The contracts are marked‐to‐market daily and the change in value is recorded by the High Income Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the High Income Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk. The High Income Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Total Return Swaps

Certain Funds may enter into total return swaps. During the three months ended December 31, 2016, the Core Opportunity Fund and the Strategic Income Fund invested in total return swaps.  Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset (called a “reference asset”), in exchange for fee payments to a counterparty based on a specific rate of return. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash periodically. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. Generally, the basis of the total return swap is the unamortized premium received or paid. The periodic swap payments received or made by the Funds are recorded in the Statement of Operations as realized gains or losses, respectively. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. In addition, if the reference asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the reference asset does not perform as anticipated by the Adviser. The Funds may use its own net asset value or the net asset value of a similar fund as the reference asset in a total return swap. This strategy serves to reduce “cash drag” (the impact of uninvested cash on the Fund’s overall return) by replacing it with the total return of the Fund’s own, or a similar fund’s investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to a Fund.

If required by the swap agreement, the Funds, have segregated sufficient assets as collateral to satisfy the current obligations with respect to total return swaps.

5. LOAN PARTICIPATIONS AND ASSIGNMENTS

The High Income Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The High Income Fund will normally invest in corporate debt issuers in North America and Europe. The High Income Fund investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The High Income Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The High Income Fund will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the High Income Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the High Income Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The High Income Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the High Income Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The High Income Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the High Income Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. At December 31, 2016, the High Income Fund had $2,498,903 in unsettled domestic and foreign loan commitments.

6. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies.  As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, shares and value of investment in affiliated companies for the three months ended December 31, 2016 were as follows:

Core Opportunity Fund
SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT December 31, 2016	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value 2016 December 31, 2016
Clough Global Equity Fund	1,211,584	88,005	335,025	964,564	$361,509	$11,850	$10,735,597
Clough Global Opportunities Fund	3,053,415	89,810	100,000	3,043,225	806,440	(65,884.00)	$27,236,864
					$1,167,949	$(54,034)	$37,972,461

Strategic Income Fund
SECURITY NAME	SHARE BALANCE AT OCTOBER 1, 2015	PURCHASES	SALES	SHARE BALANCE AT 2016 December 31, 2016	DIVIDENDS	REALIZED GAINS (LOSSES)	Market Value 2016 December 31, 2016
RiverNorth/Oaktree High Income Fund,Class I	2,772,396	38,011	-	2,810,407	$361,262	$-	$26,837,977
					$361,262	$-	$26,837,977

7. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders.  In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax.  Therefore, no federal income tax provision is required.

As of December 31, 2016, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Core Opportunity Fund	$50,089,091	$(38,248,387)	$11,840,704	$585,117,905
Strategic Income Fund	56,489,270	(115,442,884)	(58,953,614)	2,111,749,609
High Income Fund	1,251,374	(3,187,965)	(1,936,591)	84,467,906

Item 2.	Controls and Procedures.

(a)
Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)
There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: March 1, 2017

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: March 1, 2017